UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number           811-21771

YieldQuest Funds Trust

(Exact name of registrant as specified in charter)

3280 Peachtree Rd, Suite 2600
Atlanta, GA 30305

(Address of principal executive offices) (Zip code)

Jay K. Chitnis
3280 Peachtree Rd, Suite 2600
Atlanta, GA 30305

(Name and address of agent for service)

Registrant’s telephone number, including area code:  404-446-3370

Date of fiscal year end:  October 31

Date of reporting period:  January 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedules of Investments are attached herewith.

YIELDQUEST CORE EQUITY FUND SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2009

% of
Net Assets	Description	Shares	Value

2.80%	COMMON STOCKS
0.07%	Airlines
	Singapore Airlines Ltd.	886	$6,538

0.36%	Apparel
	Christian Dior SA	450	22,505
	Hermes International	100	10,102

			32,607

0.60%	Computers
	Apple, Inc. (a)	600	54,078

0.75%	Holding Companies
	LVMH Moet Hennessy Louis Vuitton SA	1,250	68,509

0.49%	Industrials
	General Electric Co.	3,700	44,881

0.41%	Retail
	Compagnie Financiere Richemont SA	1,200	17,588
	Bulgari SpA	1,000	4,158
	PPR	300	15,223

			36,969

0.12%	Tobacco
	British American Tobacco PLC	398	10,959

	Total Common Stocks
	(Cost $281,647)		254,541

98.16%	EXCHANGE TRADED/CLOSED-END FUNDS
4.84%	Asset Allocation Closed-End Funds
	Advent/Claymore Enhanced Growth & Income Fund	3,800	32,604
	Alpine Global Premier Properties Fund	3,500	11,480
	Chartwell Dividend & Income Fund, Inc. (b)	8,790	26,282
	Clough Global Allocation Fund	5,950	61,761
	Clough Global Opportunities Fund (b)	5,090	46,217
	Cohen & Steers REIT and Preferred Income Fund, Inc.	2,650	14,787
	Dreman/Claymore Dividend & Income Fund	12,500	23,500
	DWS Dreman Value Income Edge Fund	3,210	13,000
	Eaton Vance Tax-Advantaged Dividend Income Fund (b)	6,640	73,040
	Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund	3,000	39,930
	First Trust Specialty Finance and Financial Opportunities Fund	7,000	28,490
	Gabelli Dividend & Income Trust	3,400	33,558
	Neuberger Berman Dividend Advantage Fund, Inc.	2,950	18,969
	NFJ Dividend, Interest & Premium Strategy Fund	1,200	15,564

			439,182

2.52%	Commodity Exchange Traded Fund
	iShares S&P GSCI Commodity-Indexed Trust (a) (b)	6,200	158,906
	ProShares Ultra DJ-AIG Commodity (a) (b)	3,570	70,008

			228,914

39.55%	Equity Closed-End Funds
	Adams Express Co. (b)	7,030	53,428
	BlackRock Health Sciences Trust (b)	6,100	129,015
	BlackRock International Growth & Income Trust (b)	3,050	25,315
	BlackRock Preferred and Equity Advantage Trust (b)	2,710	21,924
	BlackRock S&P Quality Rankings Global Equity Managed Trust	4,700	44,462
	BlackRock Strategic Dividend Achievers Trust	4,460	33,628
	BlackRock World Investment Trust (b)	4,300	35,948
	Blue Chip Value Fund, Inc. (b)	36,250	86,275
	Boulder Growth & Income Fund, Inc.	17,050	75,531
	Boulder Total Return Fund, Inc.	9,750	90,772
	Calamos Global Dynamic Income Fund (b)	5,300	32,383

See accompanying notes to schedule of investments.

YIELDQUEST CORE EQUITY FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	January 31, 2009

% of
Net Assets	Description	Shares	Value

	Equity Closed-End Funds (Continued)
	Calamos Strategic Total Return Fund (b)	4,300	$27,434
	Central Securities Corp.	1,025	14,709
	Clough Global Equity Fund (b)	5,550	51,670
	Cohen & Steers Advantage Income Realty Fund, Inc.	3,000	10,080
	Cohen & Steers Closed-End Opportunity Fund, Inc.	5,633	51,148
	Cohen & Steers Global Income Builder, Inc. (b)	13,850	104,013
	Cohen & Steers Premium Income Realty Fund, Inc.	3,000	9,450
	Cohen & Steers Quality Income Realty Fund, Inc.	6,000	22,320
	Cohen & Steers REIT and Utility Income Fund, Inc.	2,200	14,036
	Cohen & Steers Worldwide Realty Income Fund, Inc.	3,000	9,150
	DWS RREEF Real Estate Fund, Inc.	6,000	13,140
	Eaton Vance Tax-Advantaged Global Dividend Income Fund (b)	4,690	45,868
	Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund	5,650	56,274
	Eaton Vance Tax-Managed Global Diversified Equity Income Fund	4,050	39,123
	European Equity Fund, Inc.	5,000	23,150
	First Israel Fund, Inc. (b)	2,200	17,468
	First Opportunity Fund, Inc. (b)	19,450	87,525
	First Trust Enhanced Equity Income Fund (b)	6,150	53,320
	General American Investors Co., Inc. (b)	2,586	41,376
	H&Q Healthcare Investors	1,850	21,293
	H&Q Life Sciences Investors	2,084	18,548
	ING Clarion Global Real Estate Income Fund	3,000	11,640
	ING Global Equity Dividend & Premium Opportunity Fund	6,500	62,920
	ING Risk Managed Natural Resources Fund (b)	6,500	87,295
	Japan Equity Fund, Inc. (b)	28,800	133,056
	Japan Smaller Capitalization Fund, Inc. (b)	15,750	103,320
	John Hancock Bank and Thrift Opportunity Fund	9,375	102,375
	John Hancock Patriot Premium Dividend Fund II	2,250	15,953
	Lazard Global Total Return and Income Fund, Inc.	1,500	16,665
	Liberty All-Star Equity Fund (b)	51,130	159,526
	Liberty All-Star Growth Fund, Inc. (b)	48,000	121,440
	Madison Strategic Sector Premium Fund (b)	3,700	31,339
	Madison/Claymore Covered Call & Equity Strategy Fund (b)	12,760	75,922
	Morgan Stanley China A Share Fund (b)	6,150	144,525
	NASDAQ Premium Income & Growth Fund, Inc.	3,850	37,384
	Neuberger Berman Real Estate Securities Income Fund, Inc.	7,000	12,250
	New Germany Fund, Inc. (b)	5,100	34,017
	New Ireland Fund, Inc.	3,553	15,491
	Nicholas-Applegate International & Premium Strategy Fund (b)	3,600	38,088
	Nuveen Core Equity Alpha Fund (b)	7,650	71,451
	Nuveen Diversified Dividend and Income Fund	12,800	80,768
	Nuveen Equity Premium & Growth Fund (b)	11,460	120,101
	Nuveen Equity Premium Advantage Fund	9,750	99,743
	Nuveen Equity Premium Income Fund (b)	1,900	20,140
	Nuveen Equity Premium Opportunity Fund	4,650	50,360
	Nuveen Tax-Advantage Dividend Growth Fund (b)	9,980	83,433
	Nuveen Tax-Advantaged Total Return Strategy Fund	6,850	51,101
	Old Mutual/Claymore Long-Short Fund (b)	9,850	81,952
	RMR Asia Pacific Real Estate Fund (a)	2,350	14,335
	RMR Asia Real Estate Fund (a)	5,200	31,616
	Royce Micro-Cap Trust, Inc.	4,214	23,051
	Royce Value Trust, Inc.	2,536	19,654
	Seligman Lasalle International Real Estate Fund, Inc. (b)	8,400	41,748
	SunAmerica Focused Alpha Growth Fund, Inc. (b)	11,050	101,660
	SunAmerica Focused Alpha Large-Cap Fund, Inc. (b)	7,400	72,964
	Swiss Helvetia Fund, Inc. (b)	2,300	23,920
	Zweig Fund, Inc.	14,450	38,004

			3,588,983

50.26%	Equity Exchange Traded Funds
	Claymore/BNY BRIC ETF (b)	22,550	493,168
	Consumer Discretionary Select Sector SPDR Fund (b)	15,700	302,696
	Energy Select Sector SPDR Fund	7,000	328,440
	Financial Select Sector SPDR Fund (b)	39,400	364,056

See accompanying notes to schedule of investments.

YIELDQUEST CORE EQUITY FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	January 31, 2009

% of
Net Assets		Description	Shares	Value

		Equity Exchange Traded Funds (Continued)
		Health Care Select Sector SPDR Fund (c)	11,500	$301,645
		Industrial Select Sector SPDR Fund (b)	35,400	729,594
		iShares Dow Jones U.S. Home Construction Index Fund	16,800	144,984
		iShares Dow Jones U.S. Oil Equipment & Services Index Fund (b)	7,300	193,742
		iShares Dow Jones U.S. Transportation Average Index Fund	600	31,608
		iShares FTSE/Xinhua China 25 Index Fund	2,200	55,418
		iShares MSCI Australia Index Fund (b)	11,500	133,515
		iShares MSCI Emerging Markets Index	2,400	54,312
		iShares MSCI Hong Kong Index Fund	9,700	97,194
		iShares MSCI Singapore Index Fund (b)	15,000	96,750
		iShares MSCI Taiwan Index Fund	13,000	88,530
		Market Vectors Agribusiness ETF (b)	2,650	70,914
		Market Vectors Russia ETF (b)	10,879	117,928
		Market Vectors Steel Index Fund (b)	3,450	97,359
		Materials Select Sector SPDR Trust	3,700	77,922
		Regional Bank HOLDRs Trust (b)	2,600	133,926
		SPDR S&P China ETF (b)	2,900	115,188
		SPDR S&P Metals & Mining ETF (b)	3,850	101,409
		Technology Select Sector SPDR Fund (b)	14,800	217,264
		Utilities Select Sector SPDR Fund	3,200	92,096
		WisdomTree India Earnings Fund (b)	11,400	121,182

				4,560,840

0.99%		Taxable Fixed Income Exchange Traded Fund
		iShares S&P U.S. Preferred Stock Index Fund	3,500	90,300

		Total Exchange Traded/Closed-End Funds
		(Cost $9,359,497)		8,908,219

			Contracts

0.96%		PURCHASED OPTIONS (a)
		CBOE SPX Volatility Index:
		02/18/2009, Call @ $50	101	31,815
		02/18/2009, Call @ $55	133	27,265
		02/18/2009, Call @ $60	174	22,620
		02/18/2009, Call @ $65	58	5,510

		Total Purchased Options
		(Cost $121,785)		87,210

			Shares

5.10%		SHORT-TERM INVESTMENT
		Dreyfus Institutional Reserves Money Market Fund 0.97% (d)	462,663	462,663

		Total Short-Term Investment
		(Cost $462,663)		462,663

107.02%		Total Investments
		(Cost $10,225,592)		9,712,633

(7.02%	)	Net other assets (liabilities)		(637,325)

100.00%		NET ASSETS		$9,075,308

(a)	Non-income producing security.
(b)	All or a portion of the security is pledged as collateral for securities sold short.
(c)	All or a portion of the security is segregated in connection with forward currency and futures contracts.
(d)	Rate represents effective yield.
CBOE	Chicago Board Options Exchange
ETF	Exchange-Traded Fund
HOLDRs	Holding Company Depositary Receipts
PLC	Public Liability Co.
SPDR	S&P Depositary Receipts

See accompanying notes to schedule of investments.

YIELDQUEST CORE EQUITY FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	January 31, 2009

SPX	S&P 500 Index

	At January 31, 2009, the gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

	Unrealized Appreciation		$231,945
	Unrealized Depreciation		(744,904)

	Net Unrealized Depreciation		$(512,959)

% of
Net Assets	Description	Shares	Value

12.56%	EXCHANGE TRADED/CLOSED-END FUNDS SOLD SHORT
	Powershares Golden Dragon Halter USX China Portfolio	21,500	$284,015
	Vanguard Emerging Markets ETF	39,670	856,079

	Total Exchange Traded/Closed-End Funds Sold Short
	(Proceeds $3,070,658)		$1,140,094

		Principal

4.62%	U.S. TREASURY SECURITIES SOLD SHORT
	U.S. Treasury Note 3.875%, 05/15/2018	$75,000	$81,440
	U.S. Treasury Note 4.000%, 08/15/2018	75,000	82,318
	U.S. Treasury Bond 4.500%, 05/15/2038	220,000	255,819

	Total U.S. Treasury Securities Sold Short
	(Proceeds $371,913)		$419,577

				Unrealized
	Local Currency	Market Value	Settlement Date	Gain (Loss)

FOREIGN CURRENCY
To Buy:
British Sterling Pound	171,362	$248,311	02/06/2009	$(10,275)

To Sell:
European Euro	175,722	224,971	02/06/2009	14,187
Japanese Yen	27,677,100	308,124	02/06/2009	(9,879)

				4,308

Total Net Unrealized Gain (Loss) on open Forward Foreign Currency Contracts				$(5,967)

			Notional	Unrealized
		Contracts	Value	Gain/(Loss)
FUTURES CONTRACTS PURCHASED
Dow Jones EURO STOXX 50, expires 03/20/2009		48	$1,369,918	$(121,178)
Globex Crude, expires 02/19/2009		1	20,840	(212)
Nasdaq 100 E-mini, expires 03/20/2009		64	1,509,440	(33,595)
S&P 500 E-mini, expires 03/20/2009		93	3,824,625	(210,896)
WTI Crude, expires 02/20/2009		6	250,080	(668)

Total				$(366,549)

	Notional	Buy/Sell	Pay/Receive	Expiration	Unrealized
Underlying Instrument	Amount	Protection	Fixed Rate	Date	Gain/(Loss)

CREDIT DEFAULT SWAP
ABX Home Equity AA Index,
Series 2007-1	$350,000	Sell	0.150%	08/25/2037	$(67,115)

					$(67,115)

See accompanying notes to schedule of investments.

YIELDQUEST TOTAL RETURN BOND FUND SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2009

% of
Net Assets	Description	Principal	Value

18.23%	CORPORATE BONDS
5.07%	Airlines
	American Airlines, Inc.:
	6.817%, 05/23/2011, Series 01-1 (a)	$402,000	$301,500
	6.977%, 05/23/2021, Series 01-1	890,458	507,561
	7.377%, 05/23/2019, Series 01-1 (a)	749,875	359,940
	7.379%, 05/23/2016, Series 01-1 (a)	475,935	237,967
	7.858%, 10/01/2011, Series 01-2 (a)	100,000	87,500
	AMR Corp.:
	9.750%, 08/15/2021 (a)	469,000	171,771
	9.880%, 06/15/2020 (a)	343,000	156,494
	10.550%, 03/12/2021 (a)	100,000	39,875
	Continental Airlines, Inc.:
	6.648%, 09/15/2017, Series 981A (a)	255,010	204,008
	6.703%, 06/15/2021, Series 01-1 (a)	117,134	78,992
	6.748%, 03/15/2017, Series 981B (a)	264,728	187,957
	6.795%, 08/02/2018, Series 991B (a)	202,320	141,624
	6.954%, 08/02/2009, Series 991C (a)	47,036	42,803
	7.033%, 06/15/2011, Series 01-1 (a)	207,075	149,094
	7.339%, 04/19/2014, Series C	200,000	116,000
	7.461%, 04/01/2013, Series 971B (a)	59,875	53,588
	7.461%, 04/01/2015, Series 971A (a)	1,263,084	884,159
	7.566%, 03/15/2020, Series 99-2 (a)	176,200	135,674
	8.388%, 11/01/2020, Series 00-1 (a)	188,432	140,382
	8.560%, 07/02/2014, Series 962B	65,650	37,420
	Delta Airlines, Inc.:
	6.619%, 03/18/2011, Series 01-1 (a)	528,306	480,758
	6.718%, 01/02/2023	724,366	488,947
	7.711%, 09/18/2011, Series 01-1	925,000	670,625
	7.920%, 11/18/2010, Series 00-1 (a)	700,000	577,500
	Northwest Airlines, Inc.:
	7.691%, 04/01/2017, Series 01-B (a)	385,717	216,002
	7.950%, 03/01/2015, Series 992B	961,071	557,421
	Southwest Airlines Co.:
	6.650%, 08/01/2022, Series 07-1	580,045	427,775
	7.220%, 07/01/2013, Series 95A3, Callable 12/04/2008 @ 100 (a)	108,676	98,485
	United Airlines, Inc.:
	6.602%, 09/01/2013, Series 01-1 (a)	105,552	102,386
	7.032%, 10/01/2010, Series 00-2 (a)	313,890	301,334
	7.336%, 07/02/2019 (b)	898,532	503,178
	7.730%, 07/01/2010, Series 00-1 (a)	181,763	171,766

			8,630,486

0.12%	Automotive
	Ford Motor Co.:
	7.400%, 11/01/2046 (a)	850,000	148,750
	8.900%, 01/15/2032 (a)	360,000	59,400

			208,150

0.24%	Beverages
	Anheuser-Busch Cos., Inc. 4.500%, 04/01/2018 (a)	500,000	409,529

0.56%	Chemicals
	Dow Chemical Co. 6.000%, 10/01/2012	1,000,000	958,084

0.71%	Entertainment
	Time Warner, Inc. 6.875%, 05/01/2012	1,000,000	1,005,113
	Comcast Corp. 6.950%, 08/15/2037	195,000	199,952

			1,205,065

10.12%	Financial Services
	American Express Credit Co., 5.875%, 05/02/2013, Series C, MTN	2,150,000	2,081,088

See accompanying notes to schedule of investments.

YIELDQUEST TOTAL RETURN BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	January 31, 2009

% of
Net Assets	Description	Principal	Value

	Financial Services (Continued)
	Bank of America Corp.:
	4.750%, 08/01/2015	$750,000	$662,261
	5.750%, 08/15/2016	600,000	511,048
	7.800%, 09/15/2016	220,000	207,206
	Bank One Corp. 5.250%, 01/30/2013 (a)	500,000	496,543
	Bear, Stearns & Co., Inc. 5.550%, 01/22/2017	790,000	720,361
	CIT Group, Inc. 7.625%, 11/30/2012	195,000	163,295
	Citigroup, Inc. 5.500%, 02/15/2017	975,000	781,187
	Credit Suisse First Boston USA, Inc. 6.500%, 01/15/2012 (a)	80,000	82,643
	Ford Motor Credit Co., LLC 9.875%, 08/10/2011	1,325,000	985,897
	General Electric Capital Corp.:
	4.375%, 11/21/2011 (a)	230,000	227,791
	5.000%, 01/08/2016 (a)	500,000	458,537
	6.000%, 06/15/2012	500,000	509,047
	6.875%, 11/15/2010 (a)	250,000	259,229
	8.125%, 05/15/2012 (a)	2,000,000	2,144,844
	General Motors Acceptance Corp. 7.000%, 02/01/2012 (b)	443,000	323,456
	General Motors Corp. 9.400%, 07/15/2021 (a)	800,000	132,000
	Goldman Sachs Group, Inc.:
	1.766%, 06/28/2010 (c)	250,000	232,475
	4.500%, 06/15/2010 (a)	80,000	79,337
	4.750%, 07/15/2013	800,000	742,074
	5.250%, 04/01/2013 (a)	300,000	283,820
	5.625%, 01/15/2017	1,695,000	1,414,762
	HSBC Finance Corp. 5.875%, 02/01/2009 (a)	80,000	80,000
	Lehman Brothers Holdings:
	5.625%, 01/24/2013 (d)	500,000	72,500
	6.500%, 07/19/2017 (a) (d)	1,175,000	118
	MBIA Insurance Co., 14.000%, 01/15/2033, Callable 01/15/2013 @ 100 (b) (c)	1,505,000	873,595
	Merrill Lynch & Co., Inc.:
	5.700%, 05/02/2017	1,000,000	820,511
	6.050%, 08/15/2012, Series C	800,000	777,942
	6.400%, 08/28/2017	50,000	46,760
	Morgan Stanley & Co., Inc., 5.550%, 04/27/2017, Series MTN	1,000,000	852,358
	Principal Life, Inc., Funding 2.309%, 11/15/2010 (c)	250,000	226,680
	Washington Mutual Bank NV, 6.875%, 06/15/2011, Series 11 (a) (d)	910,000	637

			17,250,002

0.54%	Metals & Mining
	Alcoa, Inc.:
	5.375%, 01/15/2013	1,000,000	844,122
	6.000%, 01/15/2012 (a)	80,000	72,468

			916,590

0.87%	Retail
	Sears Roebuck Acceptance Corp. 6.750%, 08/15/2011	2,200,000	1,488,254

	Total Corporate Bonds
	(Cost $41,714,127)		31,066,160

5.11%	COLLATERALIZED MORTGAGE OBLIGATIONS
5.11%	U.S. Government & Agency
	Federal Home Loan Bank 4.720%, 09/20/2012	1,069,338	1,091,013
	Federal Home Loan Mortgage Corp.:
	4.250%, 12/15/2014, Series 2752, Class CR (a)	1,858,683	1,869,276
	5.750%, 12/15/2018, Series R009, Class AJ (a)	3,058,451	3,156,720
	6.000%, 04/15/2018, Series 3337, Class NU (a)	1,781,459	1,856,849
	Small Business Administration 3.575%, 04/25/2019 (a) (c)	696,349	729,881

			8,703,739

	Total Collateralized Mortgage Obligations
	(Cost $8,425,926)		8,703,739

See accompanying notes to schedule of investments.

YIELDQUEST TOTAL RETURN BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	January 31, 2009

% of
Net Assets	Description	Principal		Value

0.06%	U.S. GOVERNMENT & AGENCY
	Federal Farm Credit Bank 3.500%, 04/15/2009 (a)		$100,000	$100,618

	Total U.S. Government & Agency
	(Cost $99,711)			100,618

2.44%	FOREIGN BONDS
1.20%	Banks
	Bank of Scotland PLC 10.500%, 02/16/2018	GBP	920,000	1,466,432
	Inter-American Development Bank 6.250%, 06/22/2016 (e)	NZD	1,000,000	578,501

				2,044,933

0.31%	Sovereign Bonds
	Federal Republic of Brazil 7.875%, 03/07/2015 (e)		$475,000	524,875

0.93%	Financial Services
	General Electric Capital Corp., 7.500%, 02/28/2011, Series EMTN (e)	NZD	3,000,000	1,585,494

	Total Foreign Bonds
	(Cost $5,592,130)			4,155,302

9.03%	MUNICIPAL BONDS
0.83%	Alabama
	Alabaster, 5.340%, 04/01/2017, Series A, XLCA, GO (a)		$170,000	168,108
	Tuscaloosa, 4.375%, 07/01/2037, Series A, AMBAC, GO, Callable 01/01/2017 @ 100 (a)		1,500,000	1,238,850

				1,406,958

2.86%	California
	California State:
	4.250%, 12/01/2035, AMBAC, GO, Callable 02/01/2016 @ 100 (a)		500,000	380,895
	4.500%, 08/01/2030, MBIA-IBC, GO, Callable 02/01/2017 @ 100 (a)		1,000,000	844,830
	4.500%, 08/01/2030, GO, Callable 02/01/2017 @ 100 (a)		3,135,000	2,648,542
	5.000%, 04/01/2038, GO, Callable 04/01/2018 @ 100 (a)		1,000,000	886,880
	Howell Mountain Elementary School District Election, Zero Coupon:
	08/01/2028, GO (a)		190,000	66,491
	08/01/2029, GO (a)		150,000	49,640

				4,877,278

0.61%	Florida
	Auburndale Florida Water & Sewer, 4.375%, 12/01/2037, AMBAC, Revenue, Callable
	12/01/2017 @ 100 (a)		1,275,000	1,036,346

1.32%	Illinois
	Regional Transportation Authority, 4.500%, 07/01/2035, Series A, MBIA, Revenue, Callable
	07/01/2016 @ 100 (a)		1,950,000	1,666,392
	University of Illinois, 4.500%, 04/01/2036, MBIA, Revenue, Callable 04/01/2016 @ 100 (a)		735,000	588,566

				2,254,958

0.92%	Massachusetts
	Massachusetts Water Resources Authority, 4.375%, 08/01/2032, Series A, FSA, Revenue, Callable
	02/01/2017 @ 100 (a)		1,785,000	1,566,534

0.69%	Nebraska
	Lincoln Nebraska Electric System, 4.250%, 09/01/2029, Series A, Revenue, Callable
	09/01/2017 @ 100 (a)		1,330,000	1,171,983

0.47%	Nevada
	Clark County, 4.750%, 11/01/2035, FGIC, GO, Callable 05/01/2016 @ 100 (a)		1,000,000	802,560

0.12%	Pennsylvania
	Conneaut School District, Zero Coupon, 11/01/2030, Series B, FSA State Aid Withholding, GO (a)
			690,000	200,128

See accompanying notes to schedule of investments.

YIELDQUEST TOTAL RETURN BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	January 31, 2009

% of
Net Assets	Description	Principal	Value

1.21%	Texas
	Anna Independent School District, 4.500%, 08/15/2035, PSF-G, GO, Callable 08/15/2017 @
	100 (a)	$1,335,000	$1,180,674
	Red Oak Independent School District, 4.500%, 08/15/2038, PSF-G, GO, Callable 08/15/2007
	@ 100 (a)	500,000	444,710
	Texas State, 4.500%, 04/01/2033, GO, Callable 04/1/2017 @ 100 (a)	500,000	442,525

			2,067,909

	Total Municipal Bonds
	(Cost $17,040,910)		15,384,654

3.60%	TAXABLE MUNICIPAL BONDS
0.94%	California
	Solano County, 5.140%, 01/15/2014, Revenue (a)	1,280,000	1,284,390
	Thousand Oaks Redevelopment Agency, 5.000%, 12/01/2009, Series B, AMBAC, Tax
	Allocation (a)	250,000	251,833
	Watsonville Redevelopment Agency, 5.200%, 09/01/2012, FGIC, Tax Allocation (a)	60,000	59,172

			1,595,395

0.15%	Georgia
	College Park Business & Industrial Development Authority, 5.750%, 09/01/2015, Revenue (a)	250,000	265,998

0.12%	Maine
	City of Auburn, 5.125%, 08/01/2011, GO (a)	210,000	210,441

0.02%	New Jersey
	Orange Township, 5.170%, 12/01/2011, Series C, FSA, GO (a)	35,000	35,940

0.09%	North Carolina
	Charlotte Airport, 4.050%, 07/01/2009, Series C, Revenue (a)	150,000	150,702

1.86%	Pennsylvania
	Beaver County, 5.000%, 12/15/2011, FSA, GO (a)	60,000	61,198
	Commonwealth Funding Authority, 5.300%, 06/01/2017, MBIA, Revenue (a)	2,880,000	2,936,074
	Duquesne, 5.000%, 12/15/2013, Series B, FSA, GO (a)	170,000	171,375

			3,168,647

0.19%	South Carolina
	Richland Lexington Airport District, 6.590%, 01/01/2017, FSA, Revenue (a)	300,000	324,549

0.23%	Tennessee
	Alcoa, 5.550%, 06/01/2020, AMBAC, GO, Callable 06/01/2015 @ 100 (a)	400,000	391,684

	Total Taxable Municipal Bonds
	(Cost $5,982,431)		6,143,356

		Shares

6.04%	PREFERRED STOCKS
5.96%	Financial Services
	American International Group, Inc.:
	6.450%, Series A-4, Callable 06/15/2012 @ $25 (c)	26,084	168,242
	7.700%, Series A-5, Callable 12/18/2012 @ $25 (c)	21,191	166,349
	Bank of America Corp.:
	4.000%, Series E, Callable 11/15/2011 @ $25 (c)	52,106	390,795
	8.200%, Series H, Callable 05/01/2013 @ $25	6,907	97,596
	8.625%, Series MER, Callable 05/28/2013 @ $25	46,276	637,683
	Barclays Bank PLC, 8.125%, Series 5, Callable 06/15/2013 @ $25	61,706	863,884
	BB&T Capital Trust V, 8.950%, Callable 09/15/2013 @ $25 (c)	20,556	507,733
	Citigroup Capital XVI, 6.450%, Series W, Callable 12/31/2011 @ $25	39,150	397,764
	Citigroup, Inc., 8.125%, Series AA, Callable 02/15/2018 @ $25 (e)	129,291	1,202,406
	Countrywide Capital IV, 6.750%, Callable 03/17/2009 @ $25	28,963	350,452
	Countrywide Capital V, 7.000%, Callable 11/01/2011 @ $25 (e)	162,147	1,961,979
	JPMorgan Chase Capital XXVI, 8.000%, Callable 05/15/2013 @ $25 (c)	22,051	506,291
	KeyCorp Capital X, 8.000%, Callable 03/15/2013 @ $25	58,576	930,187

See accompanying notes to schedule of investments.

YIELDQUEST TOTAL RETURN BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	January 31, 2009

% of
Net Assets	Description	Shares	Value

	Financial Services (Continued)
	Morgan Stanley, 4.000%, Series A, Callable 07/15/2011 @ $25 (c)	66,399	$663,990
	National City Capital Trust II, 6.625%, Callable 11/15/2011 @ $25	40,635	644,877
	PNC Financial Services Group, Inc., 9.875%, Series F, Callable 02/01/2013 @ $25 (c)	30,733	643,856
	Preferred Blocker, Inc., 7.000%, Callable 12/31/2011 @ $1,000 (b)	94	23,465

			10,157,549

0.08%	U.S. Government & Agency
	Fannie Mae:
	4.590%, Series G, Callable 09/30/2010 @ $50 (c)	7,160	7,160
	5.375%, Series I, Callable 03/16/2009 @ $50	435	879
	5.810%, Series H, Callable 03/16/2009 @ $50	14,300	28,529
	6.750%, Series Q, Callable 9/30/2010 @ $25	8,000	6,320
	8.250%, Series S, Callable 12/31/2010 @ $25 (c)	36,260	39,886
	Freddie Mac:
	5.100%, Series H, Callable 03/16/2009 @ $50	23,700	21,093
	5.570%, Series V, Callable 12/31/2011 @ $25	47,060	20,236
	5.700%, Series R, Callable 03/17/2009 @ $50	1,653	1,653
	5.790%, Series K, Callable 06/30/2009 @ $50	5,000	4,250

			130,006

	Total Preferred Stocks
	(Cost $11,975,039)		10,287,555

60.75%	EXCHANGE TRADED/CLOSED-END FUNDS
0.21%	Asset Allocation Closed-End Funds
	Cohen & Steers REIT and Preferred Income Fund, Inc.	57,135	318,813
	TS&W/Claymore Tax-Advantaged Balanced Fund (e)	4,997	37,677

			356,490

4.47%	Commodity Exchange Traded Fund
	iShares S&P GSCI Commodity-Indexed Trust (e) (f)	297,057	7,613,571

0.61%	Equity Closed-End Funds
	Cohen & Steers Quality Income Realty Fund, Inc.	69,532	258,659
	Cohen & Steers REIT and Utility Income Fund, Inc.	47,719	304,447
	Cohen & Steers Worldwide Realty Income Fund, Inc.	23,100	70,455
	ING Clarion Global Real Estate Income Fund	56,400	218,832
	Nuveen Equity Premium & Growth Fund	16,663	174,628
	Seligman Lasalle International Real Estate Fund, Inc.	3,700	18,389

			1,045,410

1.34%	Equity Exchange Traded Fund
	iShares Dow Jones U.S. Real Estate Index Fund (e)	72,730	2,280,086

17.25%	Municipal Closed-End Funds
	BlackRock Muni Intermediate Duration Fund, Inc.	55,712	639,574
	BlackRock MuniHoldings California Insured Fund, Inc.	43,604	459,586
	BlackRock MuniHoldings Fund II, Inc.	49,694	541,168
	BlackRock MuniHoldings Fund, Inc.	13,700	160,564
	BlackRock MuniHoldings Insured Fund II, Inc.	43,581	445,834
	BlackRock MuniHoldings Insured Fund, Inc.	15,809	162,042
	BlackRock MuniHoldings Insured Investment Fund	12,395	131,139
	BlackRock MuniHoldings New Jersey Insured Fund, Inc.	32,358	376,324
	BlackRock MuniHoldings New York Insured Fund, Inc.	9,304	95,087
	BlackRock MuniYield California Fund, Inc.	28,447	303,245
	BlackRock MuniYield California Insured Fund, Inc.	51,291	550,865
	BlackRock MuniYield Investment Fund	8,394	87,046
	BlackRock MuniYield Michigan Insured Fund II, Inc.	17,062	172,667
	BlackRock MuniYield Michigan Insured Fund, Inc.	10,700	113,527
	BlackRock MuniYield New Jersey Fund, Inc.	60,149	704,946
	BlackRock MuniYield New Jersey Insured Fund, Inc.	3,500	39,340

See accompanying notes to schedule of investments.

YIELDQUEST TOTAL RETURN BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	January 31, 2009

% of
Net Assets	Description	Shares	Value

	Municipal Closed-End Funds (Continued)
	BlackRock MuniYield New York Insured Fund, Inc.	22,607	$226,070
	BlackRock MuniYield Pennsylvania Insured Fund	20,112	224,852
	BlackRock MuniYield Quality Fund II, Inc.	63,924	616,867
	Dreyfus Municipal Income, Inc.	13,871	105,974
	Dreyfus Strategic Municipal Bond Fund, Inc.	107,991	691,142
	Dreyfus Strategic Municipals, Inc.	104,277	681,972
	DTF Tax-Free Income, Inc.	15,800	198,922
	DWS Municipal Income Trust	27,192	258,596
	Federated Premier Intermediate Municipal Income Fund	8,574	92,599
	MBIA Capital/Claymore Managed Duration Investment Grade Municipal Fund	8,893	89,375
	Morgan Stanley California Insured Municipal Income Trust (e)	94,606	1,070,940
	Morgan Stanley California Quality Municipal Securities	7,823	77,917
	Morgan Stanley Insured Municipal Income Trust	33,429	398,808
	Morgan Stanley Insured Municipal Trust	47,758	553,993
	Morgan Stanley Quality Municipal Securities	11,506	129,443
	Neuberger Berman Intermediate Municipal Fund, Inc. (e)	63,150	761,589
	Nuveen California Dividend Advantage Municipal Fund	11,789	123,313
	Nuveen California Dividend Advantage Municipal Fund II	27,384	297,390
	Nuveen California Dividend Advantage Municipal Fund III	10,000	103,600
	Nuveen California Investment Quality Municipal Fund	25,516	275,063
	Nuveen California Municipal Market Opportunity Fund	21,000	222,600
	Nuveen California Performance Plus Municipal Fund, Inc.	51,466	543,481
	Nuveen California Quality Income Municipal Fund	41,499	477,653
	Nuveen California Select Quality Municipal Fund	63,462	664,447
	Nuveen Dividend Advantage Municipal Fund	28,855	326,062
	Nuveen Florida Investment Quality Municipal Fund (e)	116,730	1,257,182
	Nuveen Florida Quality Income Municipal Fund	64,600	724,812
	Nuveen Insured California Dividend Advantage Municipal Fund (e)	68,422	786,853
	Nuveen Insured Dividend Advantage Municipal Fund	39,900	499,548
	Nuveen Insured Florida Premium Income Municipal Fund	61,551	728,148
	Nuveen Insured Florida Tax-Free Advantage Municipal Fund	1,100	12,496
	Nuveen Insured Municipal Opportunity Fund, Inc.	110,711	1,295,319
	Nuveen Insured New York Premium Income Municipal Fund	7,578	87,526
	Nuveen Insured Premium Income Municipal Fund II	54,950	578,624
	Nuveen Insured Tax-Free Advantage Municipal Fund	50,171	598,038
	Nuveen Investment Quality Municipal Fund, Inc.	13,516	164,219
	Nuveen Maryland Premium Income Municipal Fund	1,919	21,800
	Nuveen Michigan Premium Income Municipal Fund	14,600	154,906
	Nuveen Michigan Quality Income Municipal Fund	53,004	585,694
	Nuveen Municipal Market Opportunity Fund	42,426	489,596
	Nuveen New Jersey Investment Quality Municipal Fund (e)	75,436	822,252
	Nuveen New Jersey Premium Income Municipal Fund	28,033	333,032
	Nuveen New York Dividend Advantage Municipal Fund	1,100	12,749
	Nuveen New York Investment Quality Municipal Fund	52,357	600,535
	Nuveen New York Performance Plus Municipal Fund	51,130	598,732
	Nuveen New York Quality Income Municipal Fund	82,506	925,717
	Nuveen New York Select Quality Municipal Fund	73,127	838,035
	Nuveen Ohio Quality Income Municipal Fund	18,200	243,880
	Nuveen Pennsylvania Investment Quality Municipal Fund	21,300	233,235
	Nuveen Pennsylvania Premium Income Municipal Fund II	53,576	540,046
	Nuveen Performance Plus Municipal Fund	23,249	282,940
	Nuveen Premier Insured Municipal Income Fund, Inc.	48,579	596,550
	Nuveen Quality Income Municipal Fund	15,000	183,150
	Pioneer Municipal High Income Trust (e)	91,712	920,788
	Western Asset Intermediate Municipal Fund, Inc.	11,017	89,678

			29,401,702

1.67%	Municipal Exchange Traded Fund
	PowerShares Insured National Municipal Bond Portfolio (e)	132,074	2,838,270

26.03%	Taxable Fixed Income Closed-End Funds
	40/86 Strategic Income Fund	41,499	276,798

See accompanying notes to schedule of investments.

YIELDQUEST TOTAL RETURN BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	January 31, 2009

% of
Net Assets	Description	Shares	Value

	Taxable Fixed Income Closed-End Funds (Continued)
	Aberdeen Asia-Pacific Income Fund, Inc. (e)	218,789	$1,008,617
	ACM Managed Dollar Income Fund	6,000	30,420
	American Select Portfolio	19,610	183,157
	BlackRock Income Trust (e)	774,190	4,761,269
	BlackRock Limited Duration Income Trust	56,893	683,854
	Claymore/Guggenheim Strategic Opportunities Fund	35,386	364,830
	Dreyfus High Yield Strategies Fund (e)	806,211	2,217,080
	DWS Multi-Market Income Trust (e)	132,966	849,653
	DWS Strategic Income Trust	54,514	466,640
	Eaton Vance Limited Duration Income Fund (e)	73,661	808,061
	Eaton Vance Short Duration Diversified Income Fund (e)	297,267	3,825,826
	Evergreen Multi-Sector Income Fund (e)	128,897	1,444,935
	First Trust/Four Corners Senior Floating Rate Income Fund II (e)	55,748	463,823
	Flaherty & Crumrine/Claymore Total Return Fund, Inc. (e)	39,046	327,596
	Franklin Templeton Limited Duration Income Trust (e)	40,567	375,245
	Global Income & Currency Fund (e)	118,033	1,699,675
	MFS Charter Income Trust (e)	206,948	1,572,805
	MFS Intermediate Income Trust (e)	208,541	1,309,638
	MFS Multimarket Income Trust (e)	531,773	2,775,855
	Morgan Stanley Emerging Markets Debt Fund, Inc. (e)	160,315	1,226,410
	Morgan Stanley Emerging Markets Domestic Debt Fund, Inc. (e)	237,310	2,610,410
	Nuveen Global Government Enhanced Income Fund (e)	97,851	1,632,155
	Nuveen Multi-Currency Short-Term Government Income Fund (e)	411,148	5,435,377
	Nuveen Multi-Strategy Income & Growth Fund (e)	310,220	1,417,705
	Nuveen Multi-Strategy Income & Growth Fund II (e)	304,731	1,438,330
	Western Asset Emerging Markets Debt Fund, Inc. (e)	244,499	3,092,912
	Western Asset Emerging Markets Income Fund, Inc. (e)	133,972	1,196,370
	Western Asset Variable Rate Strategic Fund, Inc.	6,562	80,319
	Western Asset Worldwide Income Fund, Inc. (e)	85,300	789,025

			44,364,790

9.17%	Taxable Fixed Income Exchange Traded Funds
	iShares iBoxx $ High Yield Corporate Bond Fund	7,839	589,806
	iShares iBoxx $ Investment Grade Corporate Bond Fund (e)	77,879	7,773,882
	iShares S&P U.S. Preferred Stock Index Fund	281,884	7,272,607

			15,636,295

	Total Exchange Traded/Closed-End Funds
	(Cost $100,115,770)		103,536,614

		Contracts

1.01%	PURCHASED OPTIONS (f)
	CBOE SPX Volatility Index:
	02/18/2009, Call @ $45	189	88,830
	02/18/2009, Call @ $50	1,895	596,925
	02/18/2009, Call @ $55	2,465	505,325
	02/18/2009, Call @ $60	3,236	420,680
	02/18/2009, Call @ $65	1,154	109,630

	Total Purchased Options
	(Cost $2,358,834)		1,721,390

		Shares

4.02%	SHORT-TERM INVESTMENT
	Dreyfus Institutional Reserves Money Market Fund 0.97% (g)	6,851,816	6,851,816

	Total Short-Term Investment
	(Cost $6,851,816)		6,851,816

See accompanying notes to schedule of investments.

YIELDQUEST TOTAL RETURN BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	January 31, 2009

% of
Net Assets		Description	Value

110.29%		Total Investments
		(Cost $200,156,694)	$187,951,204

(10.29%	)	Net other assets (liabilities)	(17,531,390)

100.00%		NET ASSETS	$170,419,814

(a)	All or a portion of the security is pledged as collateral for securities sold short.
(b)	Rule 144A Section 4(2) or other security which is restricted as to resale to institutional investors. At January 31, 2009, these securities amounted to $1,723,694 or 1.01% of net assets. The Investment Advisor, using board approved procedures has deemed these securities or a portion of these securities liquid.
(c)	Variable rate security.
(d)	Default Resolution.
(e)	All or a portion of the security is segregated in connection with forward currency and futures contracts.
(f)	Non-income producing securities.
(g)	Rate represents effective yield.
AMBAC	Insured by American Municipal Bond Assurance Corp.
CBOE	Chicago Board Options Exchange
FGIC	Insured by Financial Guaranty Insurance Co.
FSA	Insured by Financial Security Assurance
GO	General Obligation
LLC	Limited Liability Co.
MBIA	Insured by Municipal Bond Insurance Organization Association
MTN	Medium Term Note
PLC	Public Liability Co.
SPX	S&P 500 Index
XLCA	Insured by XL Capital Assurance

	At January 31, 2009, the gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

	Unrealized Appreciation		$6,900,364
	Unrealized Depreciation		(19,105,854)

	Net Unrealized Depreciation		$(12,205,490)

		Principal

13.90%	U.S. TREASURY SECURITIES SOLD SHORT
	U.S. Treasury Note 2.625%, 05/31/2010	$50,000	$51,348
	U.S. Treasury Note 2.875%, 06/30/2010	2,000,000	2,063,908
	U.S. Treasury Note 2.375%, 08/31/2010	17,600,000	18,071,627
	U.S. Treasury Note 0.875%, 12/31/2010	3,500,000	3,499,044

	Total U.S. Treasury Securities Sold Short
	(Proceeds $23,371,653)		$23,685,927

See accompanying notes to schedule of investments.

YIELDQUEST TOTAL RETURN BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	January 31, 2009

				Unrealized
	Local Currency	Market Value	Settlement Date	Gain (Loss)

FOREIGN CURRENCY
To Buy:
Australia Dollar	3,587,336	$2,278,251	02/06/2009	$(231,945)
Brazilian Real	5,681,680	2,443,838	02/06/2009	(84,161)
British Sterling Pound	2,919,083	4,229,875	02/06/2009	(117,100)
Canadian Dollar	3,697,215	3,014,850	02/06/2009	(71,497)
European Euro	2,690,777	3,444,913	02/06/2009	(55,672)
New Zealand Dollar	1,073,508	544,876	02/05/2009	(45,124)

				(605,499)

To Sell:
European Euro	2,690,777	3,444,913	02/06/2009	217,235
Japanese Yen	541,044,700	(6,023,352)	02/06/2009	(163,374)
New Zealand Dollar	738,600	374,888	02/05/2009	62,806

				116,667

Total Net Unrealized Gain (Loss) on open Forward Foreign Currency Contracts				$(488,832)

			Notional	Unrealized
		Contracts	Value	Gain/(Loss)

FUTURES CONTRACTS PURCHASED
WTI Crude, expires 02/20/2009		51	$2,125,680	$(2,365)

				(2,365)

FUTURES CONTRACTS SOLD SHORT
U.S. 2 Year Note, expires 03/31/2009		89	19,368,625	(77,794)
U.S. 5 Year Note, expires 03/31/2009		192	22,689,000	(163,607)
U.S. 10 Year Note, expires 03/20/2009		89	10,917,797	42,108
U.S. Long Bond, expires 03/20/2009		84	10,643,062	317,797

				118,504

Total				$116,139

	Notional	Buy/Sell	Pay/Receive	Expiration	Unrealized
Underlying Instrument	Amount	Protection	Fixed Rate	Date	Gain/(Loss)

CREDIT DEFAULT SWAPS
ABX Home Equity AA Index,
Series 2007-1	$3,150,000	Sell	0.150%	08/25/2037	$(604,036)
CDX North American Index High
Yield, Series 11	22,473,000	Sell	5.000%	12/20/2013	(427,841)
CDX North American Investment
Grade, Series 11	80,000,000	Sell	1.500%	12/20/2013	346,242
LCDX North American Index,
Series 10.1	29,600,502	Sell	3.250%	06/20/2013	(3,462,472)

					$(4,148,107)

See accompanying notes to schedule of investments.

YIELDQUEST TAX-EXEMPT BOND FUND SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2009

% of
Net Assets	Description	Principal	Value

0.68%	CORPORATE BONDS
0.33%	Financial Services
	MBIA Insurance Co., 14.000%, 01/15/2033, Callable 01/15/2013 @ 100 (a) (b)	$440,000	$255,403

0.35%	Retail
	Sears Roebuck Acceptance Corp. 6.750%, 08/15/2011	400,000	270,592

	Total Corporate Bonds
	(Cost $836,189)		525,995

65.51%	MUNICIPAL BONDS
3.17%	Alabama
	Alabama Agriculture & Mechanical, 5.000%, 11/01/2017, AMBAC, Revenue, Callable 05/01/2017 @ 100 (c)	1,900,000	2,065,528
	Alabama State Federal Highway Finance Authority, 5.000%, 03/01/2017, Series A, MBIA, Revenue, Callable 03/01/2012 @ 100 (c)	275,000	290,122
	Birmingham Jefferson Civic Center Authority, 4.125%, 07/01/2017, Series A, AMBAC, Special Tax, Callable 03/20/2009 @ 100	100,000	81,731

			2,437,381

3.88%	California
	Antioch California Union School District, 4.250%, 09/01/2021, COP, FGIC, Callable 09/01/2015 @ 100 (c)	685,000	635,310
	Berryessa Union School District, 4.750%, 08/01/2016, Series B, FSA, GO, Callable 08/01/2011 @ 101	100,000	104,853
	California State, 4.500%, 08/01/2026, GO, Callable 02/01/2017 @ 100 (d)	1,000,000	883,760
	Los Angeles, 4.000%, 09/01/2010, Series A, MBIA, GO	510,000	531,721
	Los Angeles Unified School District, 4.500%, 07/01/2031, Series B, AMBAC, GO, Callable 07/01/2017 @ 100 (d)	795,000	669,605
	Oakland Redevelopment Agency, 5.500%, 02/01/2014, AMBAC, Tax Allocation (c)	145,000	157,711

			2,982,960

0.39%	Colorado
	Arkansas River Power Authority, 5.250%, 10/01/2016, XLCA, Revenue (c)	300,000	300,354

4.52%	Florida
	Dunedin Utility System, 6.250%, 10/01/2011, FGIC, Revenue	50,000	54,737
	Lakeland, Florida Energy System, 5.000%, 10/01/2024, Revenue, Callable 10/01/2016 @ 100 (d)	1,045,000	1,046,912
	Miami-Dade County Public Facilities, 4.375%, 06/01/2037, Series A, MBIA, Revenue, Callable 06/01/2015 @ 100 (c)	500,000	372,210
	Nassau County Public Improvement, 5.000%, 05/01/2021, MBIA, Revenue (d)	1,260,000	1,312,681
	Orlando Tourist Development Tax, 5.250%, 11/01/2020, Series A, Assured Guaranty, Revenue, Callable 11/01/2017 @ 100 (d)	645,000	684,384

			3,470,924

1.12%	Georgia
	De Kalb County School District, 5.000%, 02/01/2011, State Aid Withholding, GO	800,000	858,336
	Fulton County, Georgia Development Authority, Zero Coupon , 05/01/2033 (e)	105,000	2,231

			860,567

5.40%	Illinois
	Chicago O’Hare International Airport:
	4.000%, 01/01/2012, Series A, FSA, Revenue (d)	500,000	518,340
	5.250%, 01/01/2016, Series B, MBIA, Revenue (c)	260,000	280,904
	City of Bellwood, 4.450%, 12/01/2020, Series B, MBIA, GO, Callable 12/01/2015 @ 100	100,000	102,900
	City of Oak Park, Zero Coupon, 11/01/2013, Series B, XLCA, GO, Callable 11/01/2012 @ 100 (c)	500,000	443,810
	Cook County Community School District No. 97 Oak Park, 9.000%, 12/01/2015, Series B, FGIC, GO (c)	300,000	419,343
	Jackson & Williamson Counties Community High School District No. 165, 7.500%, 12/01/2009, AMBAC, GO (d)	250,000	262,523
	Metropolitan Pier & Exposition Authority Dedicated State Tax Revenue, 5.375%, 06/01/2013, FGIC, Revenue (d)	1,260,000	1,419,151

See accompanying notes to schedule of investments.

YIELDQUEST TAX-EXEMPT BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	January 31, 2009

% of
Net Assets	Description	Principal	Value

	Illinois (Continued)
	Peoria Public Building Commission School District Facilities Revenue, 5.000%, 12/01/2010, FGIC, Revenue (d)	$500,000	$510,900
	Winnebago County, 4.250%, 12/30/2013, MBIA, GO (c)	175,000	189,980

			4,147,851

3.21%	Indiana
	East Washington Industry Multi School Building Corp., 5.200%, 07/15/2019, First Mortgage, FGIC State Aid Withholding, Revenue, Prerefunded 07/15/2012 @ 100	710,000	801,760
	Hammond Local Public Improvement Bond Bank, 4.500%, 08/15/2017, Series A, XCLA, Revenue, Callable 08/15/2011 @ 100 (c)	520,000	530,208
	Hammond Public Library Leasing Corp., 5.000%, 07/10/2014, XLCA, Revenue (c)	410,000	444,190
	Indiana State Fair Common Fairgrounds, 4.200%, 01/01/2014, AMBAC, Revenue, Callable 01/01/2013 @ 100 (c)	390,000	417,085
	Randolph Central School Building Corp., 4.750%, 07/15/2011, FSA State Aid Withholding, Revenue (c)	250,000	270,580

			2,463,823

0.90%	Iowa
	Sioux City Community School District School Infrastructure, 4.000%, 10/01/2015, Series B, CIFG, Revenue, Callable 10/01/2014 @ 100 (c)	650,000	692,289

1.50%	Kansas
	Miami County Unified School District No. 416, 5.000%, 09/01/2016, MBIA, GO (d)	1,000,000	1,156,590

1.03%	Louisiana
	Louisiana State:
	5.000%, 07/15/2015, Series B, CIFG, GO (c)	500,000	565,410
	5.250%, 10/15/2015, Series A, AMBAC, GO, Callable 10/15/2014 @ 100 (c)	200,000	224,846

			790,256

1.94%	Massachusetts
	Massachusetts State Health & Educational Facilities Authority, 4.500%, 10/01/2031, Series F, FGIC, Revenue, Callable 10/01/2016 @ 100 (d)	750,000	643,410
	Massachusetts State Water Pollution Abatement Trust, 5.000%, 08/01/2032, Series A, Revenue, Prerefunded 08/01/2012 @ 100	750,000	845,797

			1,489,207

5.07%	Michigan
	City of Detroit, 5.000%, 04/01/2012, Series C, FSA, GO	50,000	51,377
	Michigan State, 6.250%, 11/01/2012, GO, Prerefunded 11/01/2009 @ 100 (d)	2,000,000	2,173,860
	New Haven Community School Building and Site, 5.250%, 11/01/2018, Q-SBLF, GO, Prerefunded 11/01/2012 @ 100	1,125,000	1,280,126
	Plymouth-Canton Community School District, 5.250%, 05/01/2015, Q-SBLF, GO, Callable 05/01/2013 @ 100 (c)	350,000	392,693

			3,898,056

0.07%	Mississippi
	Itawamba Community College District, 5.000%, 02/01/2011, XLCA-ICR, GO	50,000	53,329

2.65%	Missouri
	Joint Municipal Electric Utility Commission Power Project:
	5.000%, 01/01/2015, MBIA, Revenue (c)	620,000	670,263
	5.000%, 01/01/2042, Series A, AMBAC, Revenue, Callable 01/01/2017 @ 100 (c)	585,000	496,998
	St. Louis Airport, 5.000%, 07/01/2015, Series A, FSA, Revenue (c)	825,000	871,200

			2,038,461

4.15%	Nevada
	Clark County:
	4.500%, 06/01/2018, FSA, GO, Callable 06/01/2016 @ 100 (c)	275,000	285,766
	3.500%, 11/01/2026, AMBAC, GO, Callable 11/01/2016 @ 100 (c)	3,610,000	2,623,459

See accompanying notes to schedule of investments.

YIELDQUEST TAX-EXEMPT BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	January 31, 2009

% of
Net Assets	Description	Principal	Value

	Nevada (Continued)
	North Las Vegas Local Improvement, 4.125%, 12/01/2014, AMBAC, Special Assessment (c)	$255,000	$282,871

			3,192,096

2.21%	New Jersey
	Hoboken Municipal Hospital Authority, 4.450%, 07/01/2021, Series A, FSA Municipal Government Guaranteed, Revenue, Callable 07/01/2017 @ 100 (c)	1,000,000	1,006,940
	New Jersey State, 6.000%, 07/15/2010, Series E, GO	650,000	694,915

			1,701,855

0.68%	New Mexico
	Tucumcari Municipal Gross Receipt Lodgers Tax Revenue, 4.625%, 06/01/2017, MBIA,
	Revenue, Callable 06/01/2010 @ 100 (d)	510,000	520,465

1.07%	New York
	City of Utica Public Improvement, 4.750%, 04/01/2015, FSA, GO (c)	335,000	367,532
	Erie County Public Improvement, 5.000%, 12/01/2015, Series A, MBIA, GO	100,000	108,779
	New York City Municipal Water Finance Authority, 2.375%, 06/15/2010, Series C, Revenue	50,000	50,737
	Troy Industrial Development Authority Civic Facility, 4.050%, 04/01/2037, Series E, Revenue, Callable 09/01/2011 @ 100 (b) (c)	290,000	293,318

			820,366

1.55%	Ohio
	City of Cleveland Various Purpose, 5.500%, 12/01/2013, MBIA, GO, Callable 12/01/2012 @ 100 (c)	570,000	639,739
	Ohio State Common Schools Capital Facilities, 5.250%, 09/15/2015, Series B, GO, Prerefunded 09/15/2011 @ 100	500,000	552,220

			1,191,959

2.12%	Pennsylvania
	Pennsylvania State Turnpike Commission, 5.000%, 07/15/2041, AMBAC, Revenue, Prerefunded 07/15/2011 @ 101	1,000,000	1,102,870
	Philadelphia Authority for Industrial Development, 5.000%, 12/01/2016, FGIC, Revenue (c)	500,000	524,035

			1,626,905

0.58%	Puerto Rico
	Puerto Rico Commonwealth Highway & Transportation Authority, 5.500%, 07/01/2016, Series AA, FGIC, Revenue (c)	445,000	442,041

1.49%	South Carolina
	Beaufort County, 8.000%, 03/01/2016, MBIA State Aid Withholding, GO (d)	850,000	1,148,784

12.78%	Texas
	Austin Electric Utility System, 5.500%, 11/15/2015, Series A, AMBAC, Revenue (d)	500,000	582,825
	Brazoria County Municipal Utility District No. 26, 4.600%, 09/01/2028, FGIC, GO, Callable 09/01/2013 @ 100	100,000	85,523
	Cedar Park, 5.000%, 02/15/2016, MBIA, GO (c)	500,000	556,490
	City of Corsicana, 4.000%, 02/15/2010, XLCA, GO (c)	300,000	306,552
	City of Midlothian, 5.500%, 08/15/2013, MBIA, GO (c)	175,000	202,305
	City of Rowlett, 4.500%, 02/15/2014, MBIA, GO (c)	715,000	796,875
	City of San Marcos, 4.450%, 08/15/2021, FSA, GO, Callable 08/15/2014 @ 100	140,000	143,655
	City of Southlake, 4.000%, 02/15/2017, AMBAC, GO, Callable 02/15/2014 @ 100 (c)	285,000	300,530
	City of Waco, 4.400%, 02/01/2029, XLCA, GO, Callable 02/01/2015 @ 100 (c)	340,000	305,544
	Dallas Area Rapid Transit, 5.250%, 12/01/2043, Revenue, Callable 12/01/2018 @ 100 (d)	2,000,000	1,977,760
	Dallas-Fort Worth International Airport Facility Improvement Corp., 6.000%, 11/01/2014, Revenue, Callable 03/20/2009 @ 100	140,000	87,851
	Laguna-Madre Water District, 4.500%, 03/01/2024, AMBAC, Revenue, Callable 03/01/2016 @ 100 (c)	595,000	574,746
	Municipal Power Agency, Zero Coupon, 09/01/2010, AMBAC, Revenue (c)	250,000	240,667
	Northwest Harris County Municipal Utility District No. 5, 5.500%, 05/01/2016, Series A, AMBAC, GO (c)	585,000	698,004
	Pearland Waterworks & Sewer Systems, 6.000%, 09/01/2011, AMBAC, Revenue (c)	135,000	150,105
	Port Arthur Independent School District, 5.000%, 02/15/2014, AMBAC, GO (c)	840,000	956,138

See accompanying notes to schedule of investments.

YIELDQUEST TAX-EXEMPT BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	January 31, 2009

% of
Net Assets	Description	Principal		Value

	Texas (Continued)
	State Turnpike Authority, Zero Coupon, 08/15/2015, Series A, AMBAC, Revenue (c)		$705,000	$532,959
	Tarrant County, Texas Health Facilities, 5.000%, 12/01/2019, FSA, Revenue, Callable 12/01/2017 @ 100 (c)		250,000	263,287
	Upper Trinity Regional Water District, 4.000%, 08/01/2020, XCLA, Revenue, Callable 02/01/2017 @ 100 (c)		1,100,000	1,063,535

				9,825,351

0.48%	U.S. Territories
	Northern Mariana Islands Commonwealth, 6.750%, 10/01/2013, Series A, GO, Prerefunded 10/01/2013 @ 100		300,000	366,363

0.72%	Utah
	Alpine School District, 4.250%, 03/15/2013, School Board Guarantee, GO (c)		500,000	551,915

2.83%	Washington
	Energy Northwest Wind Project, 5.000%, 07/01/2015, Series A, AMBAC, Revenue (c)		700,000	794,143
	Washington State Higher Education Facilities Authority, 5.000%, 11/01/2020, RADIAN, Revenue (c)		200,000	169,594
	Washington State University Athletic Facilities:
	4.000%, 10/01/2016, AMBAC, Revenue (c)		570,000	627,154
	4.000%, 10/01/2017, AMBAC, Revenue, Callable 04/01/2017 @ 100 (c)		555,000	585,825

				2,176,716

	Total Municipal Bonds
	(Cost $49,534,322)			50,346,864

0.15%	FOREIGN BONDS
0.15%	Financial Services
	General Electric Capital Corp., 6.750%, 09/26/2016, Series EMTN	NZD	250,000	113,365

	Total Foreign Bonds
	(Cost $173,634)			113,365

			Shares

44.83%	EXCHANGE TRADED/CLOSED-END FUNDS
0.30%	Asset Allocation Closed-End Funds
	Cohen & Steers REIT and Preferred Income Fund, Inc.		8,808	49,149
	TS&W/Claymore Tax-Advantaged Balanced Fund (d)		23,380	176,285

				225,434

2.14%	Commodity Exchange Traded Fund
	iShares S&P GSCI Commodity-Indexed Trust (f)		64,146	1,644,062

0.10%	Equity Closed-End Funds
	Cohen & Steers Quality Income Realty Fund, Inc.		7,705	28,663
	Cohen & Steers REIT and Utility Income Fund, Inc.		7,773	49,592

				78,255

37.34%	Municipal Closed-End Funds
	Alliance California Municipal Income Fund, Inc.		600	6,444
	BlackRock Florida Municipal 2020 Term Trust (d)		4,569	52,589
	BlackRock Muni Intermediate Duration Fund, Inc.		11,027	126,590
	BlackRock MuniHoldings California Insured Fund, Inc.		17,578	185,272
	BlackRock MuniHoldings Fund II, Inc.		500	5,445
	BlackRock MuniHoldings Fund, Inc.		1,500	17,580
	BlackRock MuniHoldings Insured Fund II, Inc. (d)		39,424	403,308
	BlackRock MuniHoldings Insured Fund, Inc. (d)		58,045	594,961
	BlackRock MuniHoldings Insured Investment Fund (d)		60,357	638,577
	BlackRock MuniHoldings New Jersey Insured Fund, Inc. (d)		65,368	760,230
	BlackRock MuniHoldings New York Insured Fund, Inc. (d)		21,794	222,735
	BlackRock MuniYield California Fund, Inc.		15,000	159,900
	BlackRock MuniYield California Insured Fund, Inc. (d)		19,106	205,198

See accompanying notes to schedule of investments.

YIELDQUEST TAX-EXEMPT BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	January 31, 2009

% of
Net Assets	Description	Shares	Value

	Municipal Closed-End Funds (Continued)
	BlackRock MuniYield Insured Investment Fund (d)	16,622	$174,697
	BlackRock MuniYield Michigan Insured Fund II, Inc. (d)	34,065	344,738
	BlackRock MuniYield Michigan Insured Fund, Inc. (d)	34,048	361,249
	BlackRock MuniYield New Jersey Fund, Inc.	13,168	154,329
	BlackRock MuniYield New Jersey Insured Fund, Inc. (d)	56,204	631,733
	BlackRock MuniYield Pennsylvania Insured Fund (d)	27,740	310,133
	BlackRock MuniYield Quality Fund II, Inc. (d)	58,978	569,138
	Dreyfus Strategic Municipal Bond Fund, Inc.	80,869	517,562
	DTF Tax-Free Income, Inc. (d)	64,395	810,733
	DWS Municipal Income Trust (d)	89,630	852,381
	Federated Premier Intermediate Municipal Income Fund	1,000	10,800
	MBIA Capital/Claymore Managed Duration Investment Grade Municipal Fund	8,244	82,852
	MFS Investment Grade Municipal Trust	2,800	20,160
	Morgan Stanley California Insured Municipal Income Trust	16,710	189,157
	Morgan Stanley California Quality Municipal Securities	5,856	58,326
	Morgan Stanley Insured Municipal Income Trust	20,998	250,506
	Morgan Stanley Insured Municipal Trust (d)	23,949	277,808
	Morgan Stanley Quality Municipal Securities	20,079	225,889
	Neuberger Berman Intermediate Municipal Fund, Inc. (d)	43,704	527,070
	Neuberger Berman New York Intermediate Municipal Fund, Inc. (d)	7,374	82,589
	Nuveen California Dividend Advantage Municipal Fund	4,000	41,840
	Nuveen California Dividend Advantage Municipal Fund II (d)	49,465	537,190
	Nuveen California Investment Quality Municipal Fund (d)	11,769	126,870
	Nuveen California Performance Plus Municipal Fund, Inc. (d)	37,551	396,539
	Nuveen California Quality Income Municipal Fund (d)	47,459	546,253
	Nuveen California Select Quality Municipal Fund (d)	27,067	283,391
	Nuveen Dividend Advantage Municipal Fund	12,440	140,572
	Nuveen Florida Investment Quality Municipal Fund (d)	68,526	738,025
	Nuveen Florida Quality Income Municipal Fund (d)	145,300	1,630,266
	Nuveen Georgia Premium Income Municipal Fund (d)	61,177	702,924
	Nuveen Insured California Dividend Advantage Municipal Fund	7,728	88,872
	Nuveen Insured Dividend Advantage Municipal Fund (d)	34,563	432,729
	Nuveen Insured Florida Premium Income Municipal Fund (d)	63,290	748,721
	Nuveen Insured Florida Tax-Free Advantage Municipal Fund (d)	33,046	375,403
	Nuveen Insured Municipal Opportunity Fund, Inc. (d)	43,874	513,326
	Nuveen Insured New York Premium Income Municipal Fund	19,650	226,958
	Nuveen Insured Premium Income Municipal Fund II (d)	99,158	1,044,134
	Nuveen Insured Tax-Free Advantage Municipal Fund	3,651	43,520
	Nuveen Maryland Premium Income Municipal Fund (d)	37,498	425,977
	Nuveen Michigan Premium Income Municipal Fund (d)	24,791	263,033
	Nuveen Michigan Quality Income Municipal Fund (d)	131,618	1,454,379
	Nuveen Municipal Market Opportunity Fund	16,997	196,145
	Nuveen New Jersey Investment Quality Municipal Fund (d)	71,928	784,015
	Nuveen New Jersey Premium Income Municipal Fund	23,460	278,705
	Nuveen New York Dividend Advantage Municipal Fund (d)	21,514	249,347
	Nuveen New York Investment Quality Municipal Fund (d)	54,232	622,041
	Nuveen New York Performance Plus Municipal Fund	17,827	208,754
	Nuveen New York Quality Income Municipal Fund (d)	95,978	1,076,873
	Nuveen New York Select Quality Municipal Fund (d)	84,139	964,233
	Nuveen Pennsylvania Investment Quality Municipal Fund (d)	17,868	195,655
	Nuveen Pennsylvania Premium Income Municipal Fund II (d)	113,572	1,144,806
	Nuveen Performance Plus Municipal Fund (d)	21,750	264,698
	Nuveen Premier Insured Municipal Income Fund, Inc. (d)	70,152	861,467
	Nuveen Quality Income Municipal Fund	7,766	94,823
	Pioneer Municipal High Income Trust	32,906	330,376
	Western Asset Intermediate Municipal Fund, Inc. (d)	16,629	135,360
	Western Asset Municipal Partners Fund, Inc. (d)	63,952	700,274

			28,699,173

4.95%	Taxable Fixed Income Closed-End Funds
	40/86 Strategic Income Fund	7,290	48,624
	Aberdeen Asia-Pacific Income Fund, Inc.	24,518	113,028
	BlackRock Income Trust (d)	140,195	862,199
	Dreyfus High Yield Strategies Fund (d)	64,680	177,870

See accompanying notes to schedule of investments.

YIELDQUEST TAX-EXEMPT BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	January 31, 2009

% of
Net Assets	Description	Shares	Value

	Taxable Fixed Income Closed-End Funds (Continued)
	DWS Multi-Market Income Trust (d)	24,726	$157,999
	Eaton Vance Short Duration Diversified Income Fund (d)	55,474	713,950
	Evergreen Multi-Sector Income Fund (d)	20,771	232,843
	Global Income & Currency Fund	20,433	294,235
	MFS Charter Income Trust (d)	15,336	116,554
	MFS Intermediate Income Trust (d)	13,054	81,979
	MFS Multimarket Income Trust (d)	45,753	238,831
	Morgan Stanley Emerging Markets Debt Fund, Inc. (d)	20,276	155,111
	Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	10,510	115,610
	Nuveen Global Government Enhanced Income Fund	5,000	83,400
	Nuveen Multi-Currency Short-Term Government Income Fund (d)	18,622	246,183
	Western Asset Emerging Markets Debt Fund, Inc. (d)	9,683	122,490
	Western Asset Emerging Markets Income Fund, Inc.	4,915	43,891

			3,804,797

	Total Exchange Traded/Closed-End Funds
	(Cost $34,903,047)		34,451,721

2.28%	PREFERRED STOCKS
2.25%	Financial Services
	American International Group, Inc.:
	6.450%, Series A-4, Callable 06/15/2012 @ $25 (b)	8,630	55,664
	7.700%, Series A-5, Callable 12/18/2012 @ $25 (b)	7,015	55,068
	Bank of America Corp.:
	4.000%, Series E, Callable 11/15/2011 @ $25 (b)	8,766	65,745
	8.200%, Series H, Callable 05/01/2013 @ $25	2,285	32,287
	8.625%, Series MER, Callable 05/28/2013 @ $25	7,038	96,984
	Barclays Bank PLC, 8.125%, Series 5, Callable 06/15/2013 @ $25	10,321	144,494
	BB&T Capital Trust V, 8.950%, Callable 09/15/2013 @ $25 (b)	3,459	85,437
	Citigroup Capital XVI, 6.450%, Series W, Callable 12/31/2011 @ $25	9,410	95,606
	Citigroup, Inc., 8.125%, Series AA, Callable 02/15/2018 @ $25	18,094	168,274
	Countrywide Capital IV, 6.750%, Callable 03/17/2009 @ $25	5,515	66,732
	Countrywide Capital V, 7.000%, Callable 11/01/2011 @ $25	32,547	393,819
	JPMorgan Chase Capital XXVI, 8.000%, Callable 05/15/2013 @ $25 (b)	3,710	85,182
	KeyCorp Capital X, 8.000%, Callable 03/15/2013 @ $25	9,806	155,719
	Morgan Stanley, 4.000%, Series A, Callable 07/15/2011 @ $25 (b)	7,805	78,050
	National City Capital Trust II, 6.625%, Callable 11/15/2011 @ $25	4,784	75,922
	PNC Financial Services Group, Inc., 9.875%, Series F, Callable 02/01/2013 @ $25 (b)	3,710	77,725

			1,732,708

0.03%	U.S. Government & Agency
	Fannie Mae:
	4.590%, Series G, Callable 09/30/2010 @ $50 (b)	5,470	5,470
	8.250%, Series S, Callable 12/31/2010 @ $25 (b)	6,680	7,348
	Freddie Mac:
	5.570%, Series V, Callable 12/31/2011 @ $25	10,295	4,427
	5.700%, Series R, Callable 03/17/2009 @ $50	6,730	6,730

			23,975

	Total Preferred Stocks
	(Cost $1,997,493)		1,756,683

See accompanying notes to schedule of investments.

YIELDQUEST TAX-EXEMPT BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	January 31, 2009

% of
Net Assets		Description	Contracts	Value

0.90%		PURCHASED OPTIONS (f)
		CBOE SPX Volatility Index:
		02/18/2009, Call @ $45	84	$39,480
		02/18/2009, Call @ $50	745	234,675
		02/18/2009, Call @ $55	1,019	208,895
		02/18/2009, Call @ $60	1,275	165,750
		02/18/2009, Call @ $65	445	42,275

		Total Purchased Options
		(Cost $928,331)		691,075

			Shares

0.98%		SHORT-TERM INVESTMENT
		Dreyfus Tax Exempt Cash Management Fund, 0.75% (g)	751,732	751,732

		Total Short-Term Investment
		(Cost $751,732)		751,732

115.33%		Total Investments
		(Cost $89,124,748)		88,637,435

(15.33%	)	Net other assets (liabilities)		(11,781,462)

100.00%		NET ASSETS		$76,855,973

(a)	Rule 144A Section 4(2) or other security which is restricted as to resale to institutional investors. At January 31, 2009, these securities amounted to $255,403 or 0.33% of net assets. The Investment Advisor, using board approved procedures has deemed these securities or a portion of these securities liquid.
(b)	Variable rate security.
(c)	All or a portion of the security is pledged as collateral for securities sold short.
(d)	All or a portion of the security is segregated in connection with forward currency and futures contracts.
(e)	Default Resolution.
(f)	Non-income producing securities.
(g)	Rate represents effective yield.
AMBAC	Insured by American Municipal Bond Assurance Corp.
CBOE	Chicago Board Options Exchange
CIFG	Insured by IXIS Financial Guaranty
COP	Certificate of Participation
ETM	Escrowed to Maturity
FGIC	Insured by Financial Guaranty Insurance Co.
GO	General Obligation
FSA	Insured by Financial Security Assurance
MBIA	Insured by Municipal Bond Insurance Organization Association
RADIAN	Insured by Radian Asset Assurance, Inc.
SPX	S&P 500 Index
XLCA	Insured by XL Capital Assurance

At January 31, 2009, the gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

Unrealized Appreciation	$2,878,228
Unrealized Depreciation	(3,365,541)

Net Unrealized Depreciation	$(487,313)

See accompanying notes to schedule of investments.

YIELDQUEST TAX-EXEMPT BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	January 31, 2009

% of
Net Assets	Description			Principal	Value

20.16%	U.S. TREASURY SECURITIES SOLD SHORT
	U.S. Treasury Note 2.000%, 02/28/2010			$1,350,000	$1,370,673
	U.S. Treasury Note 2.625%, 05/31/2010			13,750,000	14,120,617

	Total U.S. Treasury Securities Sold Short
	(Proceeds $15,062,296)				$15,491,290

					Unrealized
		Local Currency	Market Value	Settlement Date	Gain (Loss)

	FOREIGN CURRENCY
	To Buy:
	Australia Dollar	612,933	$389,262	02/06/2009	$(47,146)
	British Sterling Pound	696,202	1,008,826	02/06/2009	(16,217)
	Canadian Dollar	491,640	400,902	02/06/2009	(11,998)
	European Euro	455,501	583,163	02/06/2009	(6,735)
	New Zealand Dollar	716,717	363,782	02/05/2009	(60,945)

					(143,041)

	To Sell:
	European Euro	455,501	583,163	02/06/2009	36,774
	Japanese Yen	76,863,200	855,704	02/06/2009	(14,325)

					22,449

	Total Net Unrealized Gain (Loss) on open Forward Foreign Currency Contracts				$(120,592)

				Notional	Unrealized
			Contracts	Value	Gain/(Loss)

	FUTURES CONTRACTS PURCHASED
	WTI Crude, expires 02/20/2009		28	$1,167,040	$(1,240)

					(1,240)

	FUTURES CONTRACTS SOLD SHORT
	U.S. 2 Year Note, expires 03/31/2009		44	9,575,500	(62,373)
	U.S. 5 Year Note, expires 03/31/2009		161	19,025,672	(218,507)
	U.S. 10 Year Note, expires 03/20/2009		50	6,133,594	(1,392)
	U.S. Long Bond, expires 03/20/2009		49	6,208,453	198,884

					(83,388)

	Total				$(84,628)

	Notional	Buy/Sell	Pay/Receive	Expiration	Unrealized
Underlying Instrument	Amount	Protection	Fixed Rate	Date	Gain/(Loss)

CREDIT DEFAULT SWAPS
ABX Home Equity AA Index,
Series 2007-1	$900,000	Sell	0.150%	08/25/2037	$(172,581)
CDX North American Index High
Yield, Series 11	5,890,500	Sell	5.000%	12/20/2013	(153,235)
CDX North American Investment
Grade, Series 11	16,100,000	Sell	1.500%	12/20/2013	(12,844)
LCDX North American Index,
Series 10.1	4,462,000	Sell	3.250%	06/20/2013	37,003

					$(301,657)

See accompanying notes to schedule of investments.

YIELDQUEST FLEXIBLE INCOME FUND SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2009

% of
Net Assets	Description		Principal	Value

12.60%	CORPORATE BONDS
8.02%	Airlines
	American Airlines, Inc., 7.377%, 05/23/2019, Series 01-1 (a)		$106,762	$51,246
	Continental Airlines, Inc.:
	6.748%, 03/15/2017, Series 981B (a)		21,878	15,533
	7.461%, 04/01/2015, Series 971A (a)		49,120	34,384
	7.566%, 03/15/2020, Series 99-2 (a)		35,084	27,015
	8.388%, 11/01/2020, Series 00-1 (a)		121,135	90,245
	Delta Airlines, Inc.:
	7.570%, 11/18/2010, Series 00-1 (a)		75,000	69,375
	7.920%, 11/18/2010, Series 00-1 (a)		150,000	123,750
	Northwest Airlines, Inc.:
	6.841%, 04/01/2011, Series 1A-2 (a)		250,000	220,000
	7.691%, 04/01/2017, Series 01-B (a)		63,919	35,795
	Southwest Airlines Co., 6.650%, 08/01/2022, Series 07-1 (a)		96,674	71,296
	United Airlines, Inc. 7.336%, 07/02/2019 (a) (b)		35,585	19,928

				758,567

1.27%	Automotive
	Ford Motor Co. 7.450%, 07/16/2031 (a)		330,000	74,250
	General Motors Corp. 8.375%, 07/15/2033 (c)		320,000	46,400

				120,650

3.18%	Financial Services
	Bank of America Corp., 4.750%, 03/15/2016, Callable 03/15/2009 @ 100		10,000	8,358
	Deutsche Bank Trust Corp. 7.500%, 11/15/2015		4,000	3,912
	General Motors Acceptance Corp. 7.000%, 02/01/2012 (b) (c)		215,000	156,982
	Lehman Brothers Holdings 6.500%, 07/19/2017 (c) (d)		195,000	19
	Morgan Stanley & Co., Inc., 5.450%, 01/09/2017, Series EMTN (a) (e)		50,000	42,396
	Nuveen Investments 5.500%, 09/15/2015 (c)		400,000	89,000
	Washington Mutual Bank NV, 6.875%, 06/15/2011, Series 11 (a) (d)		90,000	63

				300,730

0.13%	Industrials
	Occidental Petroleum Corp. 8.750%, 01/15/2023		10,000	11,955

	Total Corporate Bonds
	(Cost $2,311,839)			1,191,902

0.31%	COLLATERALIZED MORTGAGE OBLIGATIONS
	Federal National Mortgage Association 4.500%, 05/25/2019 (a)		29,393	29,750

	Total Collateralized Mortgage Obligations
	(Cost $26,941)			29,750

3.44%	U.S. GOVERNMENT & AGENCY
	Federal Farm Credit Bank 5.750%, 12/07/2028 (a)		43,000	49,858
	Federal Home Loan Bank:
	5.685%, 09/17/2018 (a)		25,000	28,710
	7.125%, 02/15/2030 (c)		90,000	121,979
	Federal National Mortgage Association 8.280%, 01/10/2025 (a)		20,000	28,554
	Tennessee Valley Authority 7.125%, 05/01/2030 (c)		75,000	96,248

	Total U.S. Government & Agency
	(Cost $285,161)			325,349

1.27%	FOREIGN BONDS
0.92%	Banks
	Inter-American Development Bank 6.250%, 06/22/2016 (a)	NZD	150,000	86,775

0.35%	Sovereign Bonds
	Federal Republic of Brazil 12.500%, 01/05/2016 (a)	BRL	40,000	18,190

See accompanying notes to schedule of investments.

YIELDQUEST FLEXIBLE INCOME FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	January 31, 2009

% of
Net Assets	Description		Principal	Value

	Sovereign Bonds (Continued)
	Mexican Bonos de Desarrollo 7.250%, 12/15/2016	MXN	220,000	$14,919

				33,109

	Total Foreign Bonds
	(Cost $144,492)			119,884

8.56%	TAXABLE MUNICIPAL BONDS
1.81%	California
	Kern County Pension Obligation, Zero Coupon, 08/15/2020, MBIA, Revenue (a)		$100,000	33,000
	Monrovia Redevelopment Agency Tax Allocation, 5.600%, 05/01/2023, AMBAC, Revenue, Callable 05/01/2013 @ 102 (c)		35,000	28,366
	Pinole Redevelopment Agency, 5.600%, 08/01/2020, AMBAC, Tax Allocation, Callable 08/01/2014 @ 102 (a)		25,000	23,879
	San Bernardino JT Powers, 6.150%, 05/01/2027, MBIA, Tax Allocation, Callable 05/01/2016 @ 100		15,000	12,896
	Santa Fe Springs Community Development, 5.350%, 09/01/2018, MBIA, Tax Allocation, Callable 09/01/2016 @ 100 (a)		25,000	22,766
	Solano County, 5.140%, 01/15/2014, Revenue (a)		50,000	50,172

				171,079

0.30%	District of Columbia
	Metropolitan Washington Airports Authority Airport System, 5.590%, 10/01/2025, Series C, MBIA, Revenue, Callable 10/01/2015 @ 100 (c)		30,000	28,304

0.25%	Florida
	Pembroke Pines Communication Services, 4.750%, 10/01/2019, AMBAC, Revenue, Callable 10/01/2014 @ 100 (a)		25,000	23,577

0.92%	Georgia
	College Park, 5.868%, 01/01/2021, FGIC, Revenue (c)		70,000	60,979
	Savannah Hospital Authority, 6.625%, 07/01/2018, FSA, Revenue, Callable 07/01/2013 @ 100 (c)		25,000	26,504

				87,483

0.05%	Illinois
	Development Finance Authority, 6.000%, 03/01/2012, MBIA, Revenue		5,000	5,187

0.29%	Indiana
	Pike County School Corp., 5.000%, 01/05/2020, XLCA, GO, Callable 01/05/2015 @ 100 (c)		30,000	27,565

0.39%	Maryland
	State Transportation Authority, 6.480%, 07/01/2022, MBIA, Revenue (c)		35,000	36,655

0.71%	Michigan
	Flat Rock Tax Increment, 5.375%, 10/01/2011, GO (a)		65,000	67,395

2.01%	New Jersey
	City of Linden, 5.950%, 04/01/2033, MBIA, GO (a)		20,000	17,748
	Union County Improvement Authority Sewer System Lease, 6.640%, 04/01/2022, AMBAC, Revenue (c)		165,000	172,347

				190,095

0.39%	Oregon
	School Boards Association, 5.680%, 06/30/2028, FGIC, GO (c)		40,000	36,687

1.18%	Texas
	Gatesville Texas, 5.700%, 09/01/2019, CIFG, GO, Callable 09/01/2017 @ 100 (c)		115,000	111,448

0.26%	Wisconsin
	Menasha Steam Utility, 4.350%, 09/01/2009, Revenue, Callable 03/01/2009 @ 100 (a)		25,000	25,035

	Total Taxable Municipal Bonds
	(Cost $849,241)			810,510

See accompanying notes to schedule of investments.

YIELDQUEST FLEXIBLE INCOME FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	January 31, 2009

% of
Net Assets	Description	Shares	Value

7.48%	PREFERRED STOCKS
7.25%	Financial Services
	American International Group, Inc.:
	6.450%, Series A-4, Callable 06/15/2012 @ $25 (e)	2,585	$16,673
	7.700%, Series A-5, Callable 12/18/2012 @ $25 (e)	2,101	16,493
	Bank of America Corp.:
	8.625%, Series MER, Callable 05/28/2013 @ $25	2,740	37,757
	4.000%, Series E, Callable 11/15/2011 @ $25 (e)	3,801	28,508
	8.200%, Series H, Callable 05/01/2013 @ $25	685	9,679
	Barclays Bank PLC, 8.125%, Series 5, Callable 06/15/2013 @ $25	3,919	54,866
	BB&T Capital Trust V, 8.950%, Callable 09/15/2013 @ $25 (e)	1,500	37,050
	Citigroup Capital XVI, 6.450%, Series W, Callable 12/31/2011 @ $25 (a)	3,320	33,731
	Citigroup, Inc., 8.125%, Series AA, Callable 02/15/2018 @ $25	6,681	62,133
	Countrywide Capital V, 0.044%, Callable 11/01/2011 @ $25	13,503	163,386
	JPMorgan Chase Capital XXVI, 8.000%, Callable 05/15/2013 @ $25 (a) (e)	1,609	36,943
	KeyCorp Capital X, 8.000%, Callable 03/15/2013 @ $25	3,725	59,153
	Morgan Stanley, 4.000%, Series A, Callable 07/15/2011 @ $25	3,385	33,850
	National City Capital Trust II, 6.625%, Callable 11/15/2011 @ $25	2,075	32,930
	PNC Financial Services Group, Inc., 9.875%, Series F, Callable 02/01/2013 @ $25 (a) (e)	2,450	51,328
	Preferred Blocker, Inc., 7.000%, Callable 12/31/2011 @ $1,000 (b) (c)	45	11,233

			685,713

0.23%	U.S. Government & Agency
	Fannie Mae:
	0.052%, Series S, Callable 12/31/2010 @ $25 (e)	6,680	7,348
	0.010%, Series G, Callable 09/30/2010 @ $50 (e)	5,470	5,470
	Freddie Mac:
	0.035%, Series V, Callable 12/31/2011 @ $25	8,235	3,541
	0.071%, Series R, Callable 03/17/2009 @ $50	5,385	5,385

			21,744

	Total Preferred Stocks
	(Cost $826,655)		707,457

79.94%	EXCHANGE TRADED/CLOSED-END FUNDS
1.01%	Asset Allocation Closed-End Funds
	Cohen & Steers REIT and Preferred Income Fund, Inc. (a)	6,205	34,624
	TS&W/Claymore Tax-Advantaged Balanced Fund (a)	8,098	61,059

			95,683

5.75%	Commodity Exchange Traded Fund
	iShares S&P GSCI Commodity-Indexed Trust (a) (f)	11,704	299,973
	ProShares Ultra DJ-AIG Commodity (a) (f)	12,455	244,242

			544,215

6.84%	Equity Closed-End Funds
	BlackRock Strategic Dividend Achievers Trust (a)	7,945	59,905
	Cohen & Steers Quality Income Realty Fund, Inc. (a)	4,150	15,438
	Cohen & Steers REIT and Utility Income Fund, Inc. (a)	3,354	21,398
	Cohen & Steers Worldwide Realty Income Fund, Inc. (a)	2,000	6,100
	First Trust Enhanced Equity Income Fund (c)	7,951	68,935
	ING Clarion Global Real Estate Income Fund (a)	5,500	21,340
	ING Risk Managed Natural Resources Fund (c)	2,769	37,188
	Liberty All-Star Equity Fund (a)	45,791	142,868
	Liberty All-Star Growth Fund, Inc. (a)	5,900	14,927
	Madison Strategic Sector Premium Fund (c)	9,350	79,195
	Nuveen Equity Premium & Growth Fund (c)	11,069	116,003
	Nuveen Equity Premium Advantage Fund (a)	2,285	23,375
	RMR Asia Real Estate Fund (a) (f)	6,243	37,957
	Seligman Lasalle International Real Estate Fund, Inc. (a)	500	2,485

			647,114

See accompanying notes to schedule of investments.

YIELDQUEST FLEXIBLE INCOME FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	January 31, 2009

% of
Net Assets	Description	Shares	Value

1.62%	Equity Exchange Traded Funds
	iShares Dow Jones U.S. Real Estate Index Fund (a)	4,425	$138,724
	iShares FTSE/Xinhua China 25 Index Fund (a)	560	14,106

			152,830

19.14%	Municipal Closed-End Funds
	BlackRock Muni Intermediate Duration Fund, Inc.	1,710	19,631
	BlackRock MuniHoldings California Insured Fund, Inc. (a)	4,952	52,194
	BlackRock MuniHoldings Fund II, Inc.	2,075	22,597
	BlackRock MuniHoldings Fund, Inc.	2,125	24,905
	BlackRock MuniHoldings Insured Fund II, Inc. (a)	3,496	35,764
	BlackRock MuniHoldings Insured Fund, Inc. (a)	3,683	37,751
	BlackRock MuniHoldings Insured Investment Fund	654	6,919
	BlackRock MuniHoldings New Jersey Insured Fund, Inc.	1,869	21,736
	BlackRock MuniHoldings New York Insured Fund, Inc.	989	10,108
	BlackRock MuniYield California Fund, Inc.	2,627	28,004
	BlackRock MuniYield California Insured Fund, Inc.	630	6,766
	BlackRock MuniYield Insured Investment Fund	1,650	17,342
	BlackRock MuniYield Michigan Insured Fund II, Inc.	911	9,219
	BlackRock MuniYield New Jersey Fund, Inc.	2,019	23,663
	BlackRock MuniYield New Jersey Insured Fund, Inc.	800	8,992
	BlackRock MuniYield Pennsylvania Insured Fund	900	10,062
	BlackRock MuniYield Quality Fund II, Inc. (a)	4,738	45,722
	Dreyfus Municipal Income, Inc.	980	7,487
	Dreyfus Strategic Municipal Bond Fund, Inc.	3,029	19,386
	Dreyfus Strategic Municipals, Inc. (a)	7,910	51,731
	DTF Tax-Free Income, Inc.	500	6,295
	DWS Municipal Income Trust	2,202	20,941
	Federated Premier Intermediate Municipal Income Fund (a)	3,400	36,720
	MBIA Capital/Claymore Managed Duration Investment Grade Municipal Fund	1,057	10,623
	MFS Investment Grade Municipal Trust (a)	7,910	56,952
	Morgan Stanley California Insured Municipal Income Trust	1,877	21,248
	Morgan Stanley California Quality Municipal Securities	461	4,592
	Morgan Stanley Insured Municipal Income Trust	873	10,415
	Neuberger Berman Intermediate Municipal Fund, Inc.	1,755	21,165
	Nuveen California Dividend Advantage Municipal Fund	2,175	22,751
	Nuveen California Dividend Advantage Municipal Fund II (a)	3,030	32,906
	Nuveen California Investment Quality Municipal Fund	916	9,874
	Nuveen California Municipal Market Opportunity Fund	1,625	17,225
	Nuveen California Performance Plus Municipal Fund, Inc.	1,515	15,998
	Nuveen California Quality Income Municipal Fund	912	10,497
	Nuveen California Select Quality Municipal Fund	2,373	24,845
	Nuveen Dividend Advantage Municipal Fund (a)	3,505	39,607
	Nuveen Florida Investment Quality Municipal Fund (a)	4,200	45,234
	Nuveen Florida Quality Income Municipal Fund (a)	5,872	65,884
	Nuveen Insured California Dividend Advantage Municipal Fund	977	11,236
	Nuveen Insured Dividend Advantage Municipal Fund	1,867	23,375
	Nuveen Insured Florida Premium Income Municipal Fund (a)	4,275	50,573
	Nuveen Insured Florida Tax-Free Advantage Municipal Fund	700	7,952
	Nuveen Insured Municipal Opportunity Fund, Inc. (a)	4,732	55,364
	Nuveen Insured New York Premium Income Municipal Fund	867	10,014
	Nuveen Insured Premium Income Municipal Fund II (a)	6,190	65,181
	Nuveen Insured Tax-Free Advantage Municipal Fund (a)	5,029	59,946
	Nuveen Investment Quality Municipal Fund, Inc.	632	7,679
	Nuveen Michigan Premium Income Municipal Fund	2,890	30,663
	Nuveen Michigan Quality Income Municipal Fund (a)	5,560	61,438
	Nuveen Municipal Market Opportunity Fund (a)	4,546	52,461
	Nuveen New Jersey Investment Quality Municipal Fund	2,544	27,730
	Nuveen New York Investment Quality Municipal Fund (a)	4,037	46,304
	Nuveen New York Performance Plus Municipal Fund	1,382	16,183
	Nuveen New York Quality Income Municipal Fund (a)	4,662	52,308
	Nuveen New York Select Quality Municipal Fund (a)	10,140	116,204
	Nuveen Pennsylvania Investment Quality Municipal Fund	800	8,760
	Nuveen Pennsylvania Premium Income Municipal Fund II	687	6,925
	Nuveen Performance Plus Municipal Fund	1,544	18,790

See accompanying notes to schedule of investments.

YIELDQUEST FLEXIBLE INCOME FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	January 31, 2009

% of
Net Assets	Description	Shares	Value

	Municipal Closed-End Funds (Continued)
	Nuveen Premier Insured Municipal Income Fund, Inc. (a)	5,366	$65,894
	Nuveen Quality Income Municipal Fund	50	611
	Pioneer Municipal High Income Trust (a)	4,343	43,604
	Western Asset Intermediate Municipal Fund, Inc.	987	8,034
	Western Asset Municipal Partners Fund, Inc.	2,735	29,948

			1,810,928

28.74%	Taxable Fixed Income Closed-End Funds
	40/86 Strategic Income Fund (a)	3,685	24,579
	Aberdeen Asia-Pacific Income Fund, Inc. (a)	10,608	48,903
	ACM Managed Dollar Income Fund	2,000	10,140
	American Select Portfolio (a)	6,965	65,053
	BlackRock Income Trust (c)	41,097	252,747
	BlackRock Limited Duration Income Trust (c)	3,518	42,286
	Claymore/Guggenheim Strategic Opportunities Fund	941	9,702
	Dreyfus High Yield Strategies Fund (a)	73,718	202,724
	DWS Multi-Market Income Trust (c)	25,351	161,993
	DWS Strategic Income Trust (c)	11,969	102,455
	Eaton Vance Limited Duration Income Fund (c)	4,584	50,286
	Eaton Vance Short Duration Diversified Income Fund (c)	14,264	183,578
	Evergreen Multi-Sector Income Fund (c)	6,558	73,515
	Franklin Templeton Limited Duration Income Trust (a)	4,804	44,437
	Global Income & Currency Fund (c)	11,984	172,570
	MFS Charter Income Trust (a)	9,884	75,118
	MFS Intermediate Income Trust (a)	5,858	36,788
	MFS Multimarket Income Trust (c)	24,125	125,932
	Morgan Stanley Emerging Markets Debt Fund, Inc. (c)	14,661	112,157
	Morgan Stanley Emerging Markets Domestic Debt Fund, Inc. (c)	14,118	155,298
	Nuveen Global Government Enhanced Income Fund (c)	1,864	31,092
	Nuveen Multi-Currency Short-Term Government Income Fund (c)	21,297	281,546
	Nuveen Multi-Strategy Income & Growth Fund (a)	14,648	66,941
	Nuveen Multi-Strategy Income & Growth Fund II (c)	14,361	67,784
	Western Asset Emerging Markets Debt Fund, Inc. (c)	13,894	175,759
	Western Asset Emerging Markets Income Fund, Inc. (c)	7,468	66,689
	Western Asset Variable Rate Strategic Fund, Inc. (a)	2,485	30,416
	Western Asset Worldwide Income Fund, Inc. (a)	5,315	49,164

			2,719,652

16.84%	Taxable Fixed Income Exchange Traded Funds
	iShares Barclays Aggregate Bond Fund (a)	1,196	122,112
	iShares Barclays MBS Bond Fund (c)	1,185	124,105
	iShares iBoxx $ High Yield Corporate Bond Fund (a)	418	31,450
	iShares iBoxx $ Investment Grade Corporate Bond Fund (a)	5,334	532,440
	iShares S&P U.S. Preferred Stock Index Fund (a)	30,351	783,056

			1,593,163

	Total Exchange Traded/Closed-End Funds
	(Cost $7,968,539)		7,563,585

		Contracts

1.11%	PURCHASED OPTIONS (f)
	CBOE SPX Volatility Index:
	02/18/2009, Call @ $50	115	36,225
	02/18/2009, Call @ $55	154	31,570
	02/18/2009, Call @ $60	204	26,520
	02/18/2009, Call @ $65	69	6,555
	02/18/2009, Call @ $45	10	4,700

	Total Purchased Options
	(Cost $144,969)		105,570

See accompanying notes to schedule of investments.

YIELDQUEST FLEXIBLE INCOME FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	January 31, 2009

% of
Net Assets		Description	Shares	Value

5.43%		SHORT-TERM INVESTMENT
		Dreyfus Institutional Reserves Money Market Fund 0.97% (g)	513,576	$513,576

		Total Short-Term Investment
		(Cost $513,576)		513,576

120.14%		Total Investments
		(Cost $13,071,413)		11,367,583

(20.14%	)	Net other assets (liabilities)		(1,905,618)

100.00%		NET ASSETS		$9,461,965

(a)	All or a portion of the security is segregated in connection with foreign currency and futures contracts.
(b)	Rule 144A Section 4(2) or other security which is restricted as to resale to institutional investors. At January 31, 2009, these securities amounted to $188,143 or 1.99% of net assets. The Investment Advisor, using board approved procedures has deemed these securities or a portion of these securities liquid.
(c)	All or a portion of the security is pledged as collateral for securities sold short.
(d)	Default Resolution
(e)	Variable rate security.
(f)	Non-income producing securities.
(g)	Rate represents effective yield.
AMBAC	Insured by American Municipal Bond Assurance Corp.
CBOE	Chicago Board Options Exchange
CIFG	Insured by IXIS Financial Guaranty
ETF	Exchange-Traded Fund
FGIC	Insured by Financial Guaranty Insurance Co.
GO	General Obligation
FSA	Insured by Financial Security Assurance
LLC	Limited Liability Co.
MBIA	Insured by Municipal Bond Insurance Organization Association
MTN	Medium Term Note
SPDR	S&P Depositary Receipts
SPX	S&P 500 Index
XLCA	Insured by XL Capital Assurance

	At January 31, 2009, the gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

	Unrealized Appreciation		$339,749
	Unrealized Depreciation		(2,043,579)

	Net Unrealized Depreciation		$(1,703,830)

		Principal

18.45%	U.S. TREASURY SECURITIES SOLD SHORT
	U.S. Treasury Note 2.625%, 05/31/2010	$1,700,000	$1,745,822

	Total U.S. Treasury Securities Sold Short
	(Proceeds $1,696,191)		1,745,822

See accompanying notes to schedule of investments.

YIELDQUEST FLEXIBLE INCOME FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	January 31, 2009

				Unrealized
	Local Currency	Market Value	Settlement Date	Gain (Loss)

FOREIGN CURRENCY
To Buy:
Australian Dollar	405,673	$257,636	02/06/2009	$(28,818)
Brazilian Real	99,633	42,855	02/06/2009	(1,476)
British Sterling Pound	80,935	117,278	02/06/2009	(1,809)
Canadian Dollar	858,447	700,010	02/06/2009	(19,934)
European Euro	115,627	148,034	02/06/2009	(2,904)
Icelandic Krona	94,634,900	830,531	02/06/2009	(199,644)
New Zealand Dollar	452,592	229,721	02/05/2009	(35,982)
Singapore Dollar	294,582	195,121	02/06/2009	(4,948)
South Korean Won	264,428,600	191,679	02/06/2009	(9,868)

				(305,383)

To Sell:
European Euro	115,627	148,034	02/06/2009	9,335
Japanese Yen	17,606,920	196,015	02/06/2009	(4,721)

				4,614

Total Net Unrealized Gain (Loss) on open Forward Foreign Currency Contracts				$(300,769)

			Notional	Unrealized
		Contracts	Value	Gain/(Loss)

FUTURES CONTRACTS PURCHASED
WTI Crude, expires 02/20/2009		3	$125,040	$(188)

				(188)

FUTURES CONTRACTS SOLD SHORT
U.S. 2 Year Note, expires 03/31/2009		9	1,958,625	(6,900)
U.S. 5 Year Note, expires 03/31/2009		18	2,127,094	(12,216)
U.S. 10 Year Note, expires 03/20/2009		6	736,031	7,097
U.S. Long Bond, expires 03/20/2009		5	633,516	27,476

				15,457

Total				$15,269

	Notional	Buy/Sell	Pay/Receive	Expiration	Unrealized
Underlying Instrument	Amount	Protection	Fixed Rate	Date	Gain/(Loss)

CREDIT DEFAULT SWAPS
ABX Home Equity AA Index,
Series 2007-1	$500,000	Sell	0.150%	08/25/2037	$(95,879)
CDX North American Index High
Yield, Series 11	792,000	Sell	5.000%	12/20/2013	(44,160)
CDX North American Investment
Grade, Series 11	5,300,000	Sell	1.500%	12/20/2013	(2,598)
LCDX North American Index,
Series 10.1	3,476,480	Sell	3.250%	06/20/2013	(406,656)

					$(549,293)

See accompanying notes to schedule of investments.

YIELDQUEST LOW DURATION BOND FUND SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2009

% of
Net Assets	Description	Principal	Value

3.55%	CORPORATE BONDS
1.26%	Airlines
	Continental Airlines, Inc.:
	6.748%, 03/15/2017, Series 981B	$21,878	$15,533
	7.566%, 03/15/2020, Series 99-2	46,779	36,020
	8.388%, 11/01/2020, Series 00-1	16,824	12,534
	Delta Airlines, Inc.:
	6.619%, 03/18/2011, Series 01-1	31,403	28,577
	7.920%, 11/18/2010, Series 00-1	35,000	28,875
	Northwest Airlines, Inc., 7.691%, 04/01/2017, Series 01-B	15,429	8,640
	Southwest Airlines Co., 6.650%, 08/01/2022, Series 07-1	48,337	35,648
	United Airlines, Inc. 7.336%, 07/02/2019 (a)	31,137	17,437

			183,264

0.94%	Financial Services
	American Express Credit Co., 5.875%, 05/02/2013, Series C, MTN	75,000	72,596
	Ford Motor Credit Co., LLC 7.875%, 06/15/2010	50,000	41,312
	MBIA Insurance Co., 14.000%, 01/15/2033, Callable 01/15/2013 @ 100 (a)(b)	30,000	17,414
	Prudential Financial, Inc. 5.000%, 05/15/2013	7,000	6,028

			137,350

0.64%	Health Care
	UnitedHealth Group, Inc., 1.705%, 06/21/2010, Callable 12/21/2008 (b)	100,000	94,006

0.71%	Retail
	Target Corp. 7.500%, 08/15/2010	100,000	103,433

	Total Corporate Bonds
	(Cost $610,199)		518,053

4.64%	COLLATERALIZED MORTGAGE OBLIGATIONS
4.64%	U.S. Government & Agency
	Federal Home Loan Mortgage Corporation:
	4.000%, 05/15/2016, Class CB, Series 2675 (c)	85,168	86,168
	4.000%, 09/15/2016, Class HA, Series 2672	72,472	73,323
	5.000%, 09/15/2016, Class OC, Series 2707 (c)	250,000	254,524
	5.500%, 08/15/2016, Class VA, Series R003	75,737	79,243
	Federal National Mortgage Association, 5.000%, 10/25/2017, Class KC, Series 2002-63 (c)	99,308	102,720
	Small Business Administration 3.575%, 04/25/2019 (b)	77,372	81,098

			677,076

	Total Collateralized Mortgage Obligations
	(Cost $657,133)		677,076

0.36%	U.S. GOVERNMENT & AGENCY
	Federal Home Loan Bank, 5.250%, 06/10/2011	25,000	26,997
	Federal Home Loan Mortgage Corporation, 5.250%, 08/01/2012	25,000	25,846

	Total U.S. Government & Agency
	(Cost $49,837)		52,843

0.89%	TAXABLE MUNICIPAL BONDS
0.18%	Florida
	Gainsville Post Taxable-Retiree Health Care, 4.460%, 10/01/2010, MBIA, Revenue	25,000	25,504

0.03%	Mississippi
	Development Bank, 5.900%, 07/01/2011, FSA, Revenue	5,000	5,047

0.19%	Tennessee
	Johnson City Public Building Authority, 7.000%, 09/01/2018, FGIC, Revenue, Prerefunded 09/01/2011 @ 100	25,000	27,532

0.18%	Washington
	Energy Northwest Electric, 5.100%, 07/01/2013, Revenue	25,000	26,715

See accompanying notes to schedule of investments.

YIELDQUEST LOW DURATION BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	January 31, 2009

% of
Net Assets	Description	Principal	Value

0.31%	Wisconsin
	West Allis, 3.500%, 04/01/2009, Series D, Revenue, Callable 03/30/2009 @ 100	$45,000	$45,124

	Total Taxable Municipal Bonds
	(Cost $124,395)		129,922

		Shares

2.03%	PREFERRED STOCKS
2.01%	Financial Services
	American International Group, Inc.:
	6.450%, 06/15/2047, Series A-4, Callable 06/15/2012 @ $25 (b)	1,120	7,224
	7.700%, 12/18/2047, Series A-5, Callable 12/18/2012 @ $25 (b)	910	7,144
	Bank of America Corp.:
	4.000%, 11/15/2011, Series E, Callable 11/15/2011 @ $25 (b)	1,743	13,072
	8.200%, Series H, Callable 05/01/2013 @ $25	295	4,168
	8.625%, 05/28/2013, Series MER, Callable 05/28/2013 @ $25	1,238	17,060
	Barclays Bank PLC, 8.125%, Series 5, Callable 06/15/2013 @ $25	1,766	24,724
	BB&T Capital Trust V, 8.950%, Callable 09/15/2013 @ $25 (b)	688	16,994
	Citigroup Capital XVI, 6.450%, Series W, Callable 12/31/2011 @ $25	2,062	20,950
	Citigroup, Inc., 8.125%, Series AA, Callable 02/15/2018 @ $25	3,530	32,829
	Countrywide Capital IV, 6.750%, Callable 03/17/2009 @ $25	612	7,405
	Countrywide Capital V, 0.044%, Callable 11/01/2011 @ $25	3,620	43,802
	JPMorgan Chase Capital XXVI, 8.000%, Callable 05/15/2013 @ $25 (b)	738	16,944
	KeyCorp Capital X, 8.000%, Callable 03/15/2013 @ $25	1,676	26,615
	Morgan Stanley, 4.000%, Series A, Callable 07/15/2011 @ $25 (b)	1,552	15,520
	National City Capital Trust II, 6.625%, Callable 11/15/2011 @ $25	951	15,092
	PNC Financial Services Group, Inc., 9.875%, Series F, Callable 02/01/2013 @ $25 (b)	1,102	23,087

			292,630

0.02%	U.S. Government & Agency
	Fannie Mae:
	5.375%, Series I, Callable 03/16/2009 @ $50	560	1,131
	8.250%, Series S, Callable 12/31/2010 @ $25 (b)	1,049	1,154
	Freddie Mac:
	5.570%, Series V, Callable 12/31/2011 @ $25	1,411	607
	5.700%, Series R, Callable 03/17/2009 @ $50	923	923

			3,815

	Total Preferred Stocks
	(Cost $341,453)		296,445

72.42%	EXCHANGE TRADED/CLOSED-END FUNDS
0.06%	Asset Allocation Closed-End Funds
	Cohen & Steers REIT and Preferred Income Fund, Inc.	1,538	8,582

3.38%	Commodity Exchange Traded Fund
	iShares S&P GSCI Commodity-Indexed Trust (d)	19,225	492,737

0.12%	Equity Closed-End Funds
	Cohen & Steers Quality Income Realty Fund, Inc.	2,523	9,386
	Cohen & Steers REIT and Utility Income Fund, Inc.	1,358	8,664

			18,050

0.32%	Equity Exchange Traded Funds
	iShares Dow Jones U.S. Real Estate Index Fund	1,480	46,398

See accompanying notes to schedule of investments.

YIELDQUEST LOW DURATION BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	January 31, 2009

% of
Net Assets	Description	Shares	Value

19.30%	Municipal Closed-End Funds
	BlackRock Muni Intermediate Duration Fund, Inc.	3,392	$38,940
	BlackRock MuniHoldings California Insured Fund, Inc.	3,218	33,918
	BlackRock MuniHoldings Fund II, Inc.	2,500	27,225
	BlackRock MuniHoldings Fund, Inc.	4,135	48,462
	BlackRock MuniHoldings Insured Fund II, Inc.	1,100	11,253
	BlackRock MuniHoldings Insured Fund, Inc.	5,556	56,949
	BlackRock MuniHoldings Insured Investment Fund	940	9,945
	BlackRock MuniHoldings New Jersey Insured Fund, Inc.	2,660	30,936
	BlackRock MuniHoldings New York Insured Fund, Inc.	2,808	28,698
	BlackRock MuniYield California Fund, Inc.	2,514	26,799
	BlackRock MuniYield California Insured Fund, Inc.	2,005	21,534
	BlackRock MuniYield Insured Investment Fund	1,000	10,510
	BlackRock MuniYield Investment Fund	500	5,185
	BlackRock MuniYield Michigan Insured Fund II, Inc.	3,585	36,280
	BlackRock MuniYield New Jersey Fund, Inc.	8,529	99,960
	BlackRock MuniYield New Jersey Insured Fund, Inc.	900	10,116
	BlackRock MuniYield New York Insured Fund, Inc.	2,000	20,000
	BlackRock MuniYield Pennsylvania Insured Fund	1,000	11,180
	BlackRock MuniYield Quality Fund II, Inc.	8,873	85,624
	Dreyfus Municipal Income, Inc.	1,433	10,948
	Dreyfus Strategic Municipal Bond Fund, Inc.	16,548	105,907
	DTF Tax-Free Income, Inc.	700	8,813
	DWS Municipal Income Trust	2,600	24,726
	Federated Premier Intermediate Municipal Income Fund	5,200	56,160
	MBIA Capital/Claymore Managed Duration Investment Grade Municipal Fund	1,897	19,065
	MFS Investment Grade Municipal Trust	3,500	25,200
	Morgan Stanley California Insured Municipal Income Trust	8,726	98,778
	Morgan Stanley California Quality Municipal Securities	685	6,823
	Morgan Stanley Insured Municipal Income Trust	500	5,965
	Neuberger Berman California Intermediate Municipal Fund, Inc.	1,950	22,620
	Neuberger Berman Intermediate Municipal Fund, Inc.	7,681	92,633
	Nuveen California Dividend Advantage Municipal Fund	700	7,322
	Nuveen California Dividend Advantage Municipal Fund II	2,346	25,478
	Nuveen California Investment Quality Municipal Fund	4,506	48,575
	Nuveen California Municipal Market Opportunity Fund	2,925	31,005
	Nuveen California Performance Plus Municipal Fund, Inc.	2,927	30,909
	Nuveen California Quality Income Municipal Fund	612	7,044
	Nuveen California Select Quality Municipal Fund	3,387	35,462
	Nuveen Dividend Advantage Municipal Fund	3,733	42,183
	Nuveen Florida Investment Quality Municipal Fund	3,700	39,849
	Nuveen Florida Quality Income Municipal Fund	3,850	43,197
	Nuveen Insured California Dividend Advantage Municipal Fund	3,893	44,770
	Nuveen Insured Dividend Advantage Municipal Fund	2,545	31,863
	Nuveen Insured Florida Premium Income Municipal Fund	2,215	26,203
	Nuveen Insured Florida Tax-Free Advantage Municipal Fund	1,270	14,427
	Nuveen Insured Municipal Opportunity Fund, Inc.	6,920	80,964
	Nuveen Insured New York Premium Income Municipal Fund	649	7,496
	Nuveen Insured Premium Income Municipal Fund II	10,272	108,164
	Nuveen Insured Tax-Free Advantage Municipal Fund	9,341	111,345
	Nuveen Investment Quality Municipal Fund, Inc.	2,610	31,712
	Nuveen Michigan Premium Income Municipal Fund	4,420	46,896
	Nuveen Michigan Quality Income Municipal Fund	7,220	79,781
	Nuveen Municipal Market Opportunity Fund	5,115	59,027
	Nuveen New Jersey Investment Quality Municipal Fund	3,138	34,204
	Nuveen New York Dividend Advantage Municipal Fund	500	5,795
	Nuveen New York Investment Quality Municipal Fund	6,400	73,408
	Nuveen New York Performance Plus Municipal Fund	2,137	25,024
	Nuveen New York Quality Income Municipal Fund	7,825	87,797
	Nuveen New York Select Quality Municipal Fund	11,609	133,039
	Nuveen Ohio Quality Income Municipal Fund	800	10,720
	Nuveen Pennsylvania Investment Quality Municipal Fund	5,530	60,554
	Nuveen Pennsylvania Premium Income Municipal Fund II	6,687	67,405
	Nuveen Performance Plus Municipal Fund	1,750	21,298
	Nuveen Premier Insured Municipal Income Fund, Inc.	6,715	82,460

See accompanying notes to schedule of investments.

YIELDQUEST LOW DURATION BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	January 31, 2009

% of
Net Assets	Description	Shares	Value

	Municipal Closed-End Funds (Continued)
	Pioneer Municipal High Income Trust	5,907	$59,306
	Western Asset Intermediate Municipal Fund, Inc.	3,435	27,961
	Western Asset Municipal Partners Fund, Inc.	7,290	79,826

			2,813,621

5.08%	Municipal Exchange Traded Funds
	PowerShares Insured National Municipal Bond Portfolio	3,412	73,324
	SPDR Barclays Municipal Bond ETF	30,365	668,030

			741,354

13.98%	Taxable Fixed Income Closed-End Funds
	Aberdeen Asia-Pacific Income Fund, Inc.	8,972	41,361
	BlackRock Income Trust (c)	50,135	308,330
	Claymore/Guggenheim Strategic Opportunities Fund	620	6,392
	DWS Strategic Income Trust (c)	7,956	68,103
	Eaton Vance Limited Duration Income Fund	2,669	29,279
	Eaton Vance Short Duration Diversified Income Fund	22,421	288,558
	Evergreen Multi-Sector Income Fund (c)	3,850	43,159
	Global Income & Currency Fund	13,880	199,872
	MFS Charter Income Trust (c)	19,655	149,378
	MFS Intermediate Income Trust (c)	12,972	81,464
	MFS Multimarket Income Trust (c)	38,184	199,320
	Morgan Stanley Emerging Markets Debt Fund, Inc.	2,723	20,831
	Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	4,569	50,259
	Nuveen Global Government Enhanced Income Fund (c)	4,834	80,631
	Nuveen Multi-Currency Short-Term Government Income Fund	25,177	332,840
	Nuveen Multi-Strategy Income & Growth Fund	5,125	23,421
	Nuveen Multi-Strategy Income & Growth Fund II	4,842	22,854
	Western Asset Emerging Markets Debt Fund, Inc.	3,527	44,616
	Western Asset Emerging Markets Income Fund, Inc.	1,108	9,894
	Western Asset Variable Rate Strategic Fund, Inc.	3,110	38,066

			2,038,628

30.18%	Taxable Fixed Income Exchange Traded Funds
	iShares Barclays Aggregate Bond Fund	9,940	1,014,874
	iShares Barclays MBS Bond Fund	9,775	1,023,736
	iShares iBoxx $ High Yield Corporate Bond Fund	622	46,799
	iShares iBoxx $ Investment Grade Corporate Bond Fund (c)	17,613	1,758,130
	iShares S&P U.S. Preferred Stock Index Fund	21,576	556,661

			4,400,200

	Total Exchange Traded/Closed-End Funds
	(Cost $10,090,817)		10,559,570

		Contracts
0.86%	PURCHASED OPTIONS (d)
	CBOE SPX Volatility Index:
	02/18/2009, Call @ $45	16	7,520
	02/18/2009, Call @ $50	140	44,100
	02/18/2009, Call @ $55	178	36,490
	02/18/2009, Call @ $60	221	28,730
	02/18/2009, Call @ $65	85	8,075

	Total Purchased Options
	(Cost $168,783)		124,915

See accompanying notes to schedule of investments.

YIELDQUEST LOW DURATION BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	January 31, 2009

% of
Net Assets	Description	Shares	Value

14.34%	SHORT-TERM INVESTMENT
	Dreyfus Institutional Reserves Money Market Fund 0.97% (e)	2,090,017	$2,090,017

	Total Short-Term Investment
	(Cost $2,090,017)		2,090,017

99.09%	Total Investments
	(Cost $14,132,634)		14,448,841

0.91%	Net other assets (liabilities)		132,323

100.00%	NET ASSETS		$14,581,164

(a)	Rule 144A Section 4(2) or other security which is restricted as to resale to institutional investors. At January 31, 2009, these securities amounted to $34,851 or 0.24% of net assets. The Investment Advisor, using board approved procedures has deemed these securities or a portion of these securities liquid.
(b)	Variable rate security.
(c)	All or a portion of the security is segregated in connection with forward currency and futures contracts.
(d)	Non-income producing securities.
(e)	Rate represents effective yield.
CBOE	Chicago Board Options Exchange
FGIC	Insured by Financial Guaranty Insurance Co.
GO	General Obligation
FSA	Insured by Financial Security Assurance
LLC	Limited Liability Co.
MBIA	Insured by Municipal Bond Insurance Organization Association
MTN	Medium Term Note
SPX	S&P 500 Index

At January 31, 2009, the gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

Unrealized Appreciation	$590,915
Unrealized Depreciation	(274,708)

Net Unrealized Appreciation	$316,207

				Unrealized
	Local Currency	Market Value	Settlement Date	Gain (Loss)

FOREIGN CURRENCY
To Buy:
Australian Dollar	34,477	$21,896	02/06/2009	$(2,652)
British Sterling Pound	73,853	107,016	02/06/2009	579
Canadian Dollar	75,134	61,267	02/06/2009	(1,833)
European Euro	84,093	107,661	02/06/2009	(1,259)
New Zealand Dollar	40,315	20,463	02/05/2009	(3,428)

				(8,593)

To Sell:
European Euro	84,093	107,661	02/06/2009	6,789
Japanese Yen	15,014,760	167,157	02/06/2009	(2,788)

				4,001

Total Net Unrealized Gain (Loss) on open Forward Foreign Currency Contracts				$(4,592)

See accompanying notes to schedule of investments.

YIELDQUEST LOW DURATION BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	January 31, 2009

		Notional	Unrealized
	Contracts	Value	Gain/(Loss)

FUTURES CONTRACTS PURCHASED
WTI Crude, expires 02/20/2009	3	$125,040	$(69)

			(69)

FUTURES CONTRACTS SOLD SHORT
U.S. 2 Year Note, expires 03/31/2009	6	1,305,750	(7,452)
U.S. 5 Year Notes, expires 03/31/2009	4	472,687	(3,528)
U.S. 10 Year Note, expires 03/20/2009	4	490,687	4,757
U.S. Long Bond, expires 03/20/2009	3	380,109	10,678

			4,455

Total			$4,386

	Notional	Buy/Sell	Pay/Receive	Expiration	Unrealized
Underlying Instrument	Amount	Protection	Fixed Rate	Date	Gain/(Loss)

CREDIT DEFAULT SWAPS
ABX Home Equity AA Index,
Series 2007-1	$80,000	Sell	0.150%	08/25/2037	$(15,341)
CDX North American Index High
Yield, Series 11	1,089,000	Sell	5.000%	12/20/2013	(20,781)
CDX North American Investment
Grade, Series 11	1,500,000	Sell	1.500%	12/20/2013	6,836
LCDX North American Index,
Series 10.1	388,000	Sell	3.250%	06/20/2013	3,218

					$(26,068)

See accompanying notes to schedule of investments.

YIELDQUEST LOW DURATION TAX-EXEMPT BOND FUND SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2009

% of
Net Assets	Description	Principal	Value

56.97%	MUNICIPAL BONDS
3.71%	Alabama
	Florence, 3.000%, 09/01/2009, FSA, GO (a)	$10,000	$10,104
	Mobile County Board of School Commerce, 5.000%, 03/01/2010, Series A, GO (a)	10,000	10,485
	University of Montevallo, 5.200%, 05/01/2020, FSA, Revenue, Prerefunded 05/01/2011 @ 101 (b)	200,000	220,150

			240,739

0.77%	Arizona
	Navajo County Unified School District No 10 Show Low, 5.000%, 07/01/2009, Series A, FGIC,
	GO, Callable 01/01/2009 @ 100.5 (a)	50,000	50,187

0.50%	California
	California State, 6.250%, 09/01/2012, GO (a)	25,000	27,091
	Golden State Tobacco Securitization, 5.000%, 06/01/2012, Series 2003-A-1, ETM, Revenue (a)	5,000	5,506

			32,597

0.65%	Colorado
	Arapahoe County Public Airport Authority, Zero Coupon, 12/01/2012, ETM, Revenue (a)	45,000	42,019

0.31%	Connecticut
	City of Farmington, 3.300%, 09/15/2011, GO, Callable 9/15/2009 @ 100 (a)	20,000	20,235

0.31%	District of Columbia
	Metropolitan Airport Authority System, 3.000%, 10/01/2009, Series B, Revenue (a)	20,000	20,173

1.09%	Florida
	Florida State Department Management Services Division Facilities Management, 3.000%, 09/01/2009, Series A, AMBAC, Revenue (b)	70,000	70,813

3.20%	Georgia
	Gainesville & Hall County Hospital Authority, 5.500%, 05/15/2029, MBIA, Revenue, Prerefunded 5/15/2009 @ 101 (a)	190,000	194,516
	Georgia Municipal Electric Authority Power, Zero Coupon, 01/01/2012, BIG GO Participants, Revenue, Unrefunded Portion	15,000	12,883

			207,399

0.08%	Hawaii
	Honolulu City & County, 6.000%, 11/01/2010, Series A, ETM, GO (a)	5,000	5,447

10.94%	Illinois
	Chicago:
	5.625%, 01/01/2039, Series A, GO, Prerefunded 7/1/2012 @ 100 (b)	75,000	85,779
	5.250%, 01/01/2012, Series A, FSA, GO (b)	210,000	233,596
	City of Freeport, 5.500%, 01/01/2034, GO, Prerefunded 01/01/2013 @ 100 (a)	20,000	23,042
	Cook & Du Page Counties, High School District No 210, Zero Coupon, 12/01/2010, ETM, GO (a)	25,000	24,319
	Grundy Kendall & Will Counties Community School District No 201:
	5.250%, 10/15/2010, MBIA, GO (b)	80,000	85,960
	5.250%, 10/15/2010, MBIA, GO	20,000	21,120
	Illinois State, 5.500%, 12/01/2009, MBIA, GO (b)	125,000	129,587
	Lake County Community Unit School District No 95 Lake Zurich, Zero Coupon, 12/01/2010, FGIC, GO (a)	35,000	33,624
	Motor Fuel Tax, 5.375%, 01/01/2014, AMBAC, Revenue (a)	35,000	39,482
	Wastewater Transmission, 5.375%, 01/01/2013, MBIA-RE FGIC, Revenue (a)	30,000	32,699

			709,208

4.15%	Indiana
	Baugo School Building Corp., 5.000%, 01/15/2022, AMBAC, Revenue, Prerefunded 01/15/2012 @ 100 (b)	125,000	138,521
	Indianapolis Local Public Improvement, Zero Coupon, 08/01/2010, Series D, ETM, Revenue (a)	25,000	24,460
	North Side High School Building Corp., 3.600%, 01/15/2011, FSA, Revenue (a)	80,000	83,874

See accompanying notes to schedule of investments.

YIELDQUEST LOW DURATION TAX-EXEMPT BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	January 31, 2009

% of
Net Assets	Description	Principal	Value

	Indiana (Continued)
	Western School Building Corp., 5.250%, 07/15/2012, MBIA, Revenue, Callable 07/15/2011 @ 101 (a)	$20,000	$21,927

			268,782

0.34%	Maryland
	City of Baltimore, 5.400%, 10/15/2012, Series D, AMBAC, GO (a)	20,000	21,743

1.68%	Michigan
	Michigan State, 5.250%, 12/01/2011, GO (a)	100,000	109,198

4.46%	Nevada
	Carson City Nevada School District, 4.750%, 06/01/2016, GO, PSF-GTD, Prerefunded 06/01/2011 @ 100	100,000	108,451
	Clark County Nevada School District, 5.375%, 06/15/2015, Series C, GO, Prerefunded 06/15/2012 @ 100	140,000	158,715
	State Highway Improvement, 5.000%, 12/01/2011, MBIA, Revenue (a)	10,000	10,976
	Truckee Meadows Nevada Water Authority, 5.125%, 07/01/2021, Series A, Revenue, Prerefunded 7/1/2021 @ 100 (a)	10,000	10,959

			289,101

0.08%	New Hampshire
	City of Manchester, 4.000%, 06/01/2010, GO (a)	5,000	5,192

0.34%	New York
	Metropolitan Transport Authority Commuter Facilities, 5.000%, 07/01/2015, Series D, MBIA, Revenue, Prerefunded 01/01/2012 @ 100 (a)	15,000	16,601
	State Environmental Facilities Corp. Clean Water & Drinking, 5.500%, 04/15/2013, Revenue, Prerefunded 10/15/2009 @ 100 (a)	5,000	5,178

			21,779

2.04%	Ohio
	Avon Lake Water System, 3.500%, 10/01/2011, MBIA, Revenue (a)	15,000	15,799
	Eaton Ohio City School District, 5.375%, 12/01/2018, FGIC, GO	100,000	116,107

			131,906

5.20%	Pennsylvania
	Pennsylvania State Turnpike Commission:
	5.000%, 07/15/2041, AMBAC, Revenue, Prerefunded 07/15/2011 @ 101	155,000	170,945
	5.000%, 06/01/2010, Series S, FGIC, Revenue	50,000	52,030
	State Public School Building Authority, 5.000%, 06/01/2033, FSA, Revenue, Prerefunded 6/1/2033 @ 100 (b)	100,000	114,241

			337,216

0.43%	South Carolina
	Columbia Waterworks & Sewer System, 5.375%, 02/01/2012, Revenue (a)	25,000	27,824

3.96%	Texas
	Brownsville, 5.500%, 02/15/2021, FGIC, GO, Prerefunded 2/15/2011 @ 100	50,000	54,321
	Costal Water Authority Contract, 3.500%, 12/15/2014, FGIC, Revenue (a)	25,000	25,940
	Ferris Independent School District, 3.350%, 08/15/2013, PSF-G, GO, Callable 08/15/2012 @ 100 (a)	10,000	10,493
	Harris County Municipal Utility District No. 61 Waterworks & Sewer System, 3.700%, 09/01/2012, FGIC, GO (a)	10,000	10,527
	Houston Water Conveyance System Contract, 6.250%, 12/15/2012, Series J, AMBAC, COP (a)	40,000	44,002
	Mesquite Independent School district No. 1, Zero Coupon, 08/15/2021, PSF-G, GO, Prerefunded 08/15/2010 @ 51.524 (a)	40,000	20,199
	Nacogdoches Independent School District, 5.125%, 02/15/2018, GO, Prerefunded 02/15/2011 @ 100 (a)	20,000	21,620
	Pasadena, 5.625%, 04/01/2027, GO, Prerefunded 04/1/2011 @ 100 (a)	25,000	27,389
	Trophy Club Municipal Utility District No 2, 3.100%, 09/01/2013, AMBAC, GO (a)	30,000	31,664

See accompanying notes to schedule of investments.

YIELDQUEST LOW DURATION TAX-EXEMPT BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	January 31, 2009

% of
Net Assets	Description	Principal	Value

	Texas (Continued)
	White Settlement Independent School District, 3.500%, 08/15/2012, PSF-G, GO (a)	$10,000	$10,653

			256,808

7.71%	Utah
	South Jordan Water, 5.000%, 11/01/2014, AMBAC, Revenue (a)	100,000	115,313
	State of Utah, 5.250%, 07/01/2015, Series A, GO	250,000	283,263
	Utah Water Finance Agency, 4.500%, 07/01/2009, Series A, AMBAC, Revenue (a)	100,000	101,199

			499,775

1.61%	Virginia
	Southeastern Public Service Authority, 5.250%, 07/01/2010, Series A, MBIA, Revenue (a)	100,000	104,603

2.16%	Washington
	Energy Northwest Electric, 5.500%, 07/01/2012, Series A, FSA, Revenue (a)	10,000	10,951
	Spokane Regional Solid Waste Management System, 4.000%, 12/01/2009, AMBAC, Revenue (a)	50,000	50,987
	State Health Care Facilities Authority:
	5.125%, 10/01/2031, Revenue, Prerefunded 10/1/2011 @ 100 (a)	30,000	33,088
	5.500%, 10/01/2021, Revenue, Prerefunded 10/1/2011 @ 101 (a)	40,000	44,840

			139,866

0.42%	West Virginia
	Jackson County Residential Mortgage, 7.375%, 06/01/2010, ETM, Revenue (a)	25,000	26,998

0.83%	Wisconsin
	Wisconsin State, 5.300%, 05/01/2018, Series D, GO, Prerefunded 5/1/2011 @ 100	50,000	53,965

	Total Municipal Bonds
	(Cost $3,579,231)		3,693,573

		Shares

1.78%	PREFERRED STOCKS
1.76%	Financial Services
	American International Group, Inc.:
	6.450%, Series A-4, Callable 06/15/2012 @ $25 (c)	510	3,289
	7.700%, Series A-5, Callable 12/18/2012 @ $25 (c)	412	3,234
	Bank of America Corp.:
	8.625%, Series MER, Callable 05/28/2013 @ $25	433	5,967
	4.000%, Series E, Callable 11/15/2011 @ $25 (c)	549	4,117
	8.200%, Series H, Callable 05/01/2013 @ $25	135	1,908
	Barclays Bank PLC, 8.125%, Series 5, Callable 06/15/2013 @ $25	631	8,834
	BB&T Capital Trust V, 8.950%, Callable 09/15/2013 @ $25 (c)	217	5,360
	Citigroup Capital XVI, 6.450%, Series W, Callable 12/31/2011 @ $25	758	7,701
	Citigroup, Inc., 8.125%, Series AA, Callable 02/15/2018 @ $25	1,286	11,960
	Countrywide Capital IV, 0.042%, Callable 03/17/2009 @ $25	325	3,933
	Countrywide Capital V, 0.044%, Callable 11/01/2011 @ $25	2,060	24,926
	JPMorgan Chase Capital XXVI, 8.000%, Callable 05/15/2013 @ $25 (c)	232	5,327
	KeyCorp Capital X, 8.000%, Callable 03/15/2013 @ $25	599	9,512
	Morgan Stanley, 4.000%, Series A, Callable 07/15/2011 @ $25 (c)	489	4,890
	National City Capital Trust II, 6.625%, Callable 11/15/2011 @ $25	300	4,761
	PNC Financial Services Group, Inc., 9.875%, Series F, Callable 02/01/2013 @ $25 (c)	397	8,317

			114,036

0.02%	U.S. Government & Agency
	Fannie Mae:
	5.375%, Series I, Callable 03/16/2009 @ $50	205	414
	8.250%, Series S, Callable 12/31/2010 @ $25 (c)	252	277
	Freddie Mac:
	5.570%, Series V, Callable 12/31/2011 @ $25	473	203

See accompanying notes to schedule of investments.

YIELDQUEST LOW DURATION TAX-EXEMPT BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	January 31, 2009

% of
Net Assets	Description	Shares	Value

	U.S. Government & Agency (Continued)
	5.700%, Series R, Callable 03/17/2009 @ $50	309	$309

			1,203

	Total Preferred Stocks
	(Cost $131,836)		115,239

41.58%	EXCHANGE TRADED/CLOSED-END FUNDS
0.05%	Asset Allocation Closed-End Fund
	Cohen & Steers REIT and Preferred Income Fund, Inc.	578	3,225

1.45%	Commodity Exchange Traded Fund
	iShares S&P GSCI Commodity-Indexed Trust (d)	3,660	93,806

0.11%	Equity Closed-End Funds
	Cohen & Steers Quality Income Realty Fund, Inc.	949	3,530
	Cohen & Steers REIT and Utility Income Fund, Inc.	510	3,254

			6,784

0.35%	Equity Exchange Traded Fund
	iShares Dow Jones U.S. Real Estate Index Fund	730	22,886

29.53%	Municipal Closed-End Funds
	BlackRock Muni Intermediate Duration Fund, Inc.	3,400	39,032
	BlackRock MuniHoldings California Insured Fund, Inc.	1,499	15,799
	BlackRock MuniHoldings Insured Fund II, Inc. (b)	1,131	11,570
	BlackRock MuniHoldings Insured Fund, Inc.	622	6,376
	BlackRock MuniHoldings Insured Investment Fund	438	4,634
	BlackRock MuniHoldings New Jersey Insured Fund, Inc.	1,239	14,410
	BlackRock MuniHoldings New York Insured Fund, Inc.	1,925	19,674
	BlackRock MuniYield California Fund, Inc.	1,812	19,316
	BlackRock MuniYield California Insured Fund, Inc.	1,957	21,018
	BlackRock MuniYield Michigan Insured Fund II, Inc.	644	6,517
	BlackRock MuniYield Michigan Insured Fund, Inc.	2,000	21,220
	BlackRock MuniYield New Jersey Fund, Inc.	2,944	34,504
	BlackRock MuniYield New Jersey Insured Fund, Inc.	500	5,620
	BlackRock MuniYield Pennsylvania Insured Fund	700	7,826
	BlackRock MuniYield Quality Fund II, Inc.	1,323	12,767
	Dreyfus Municipal Income, Inc.	1,861	14,218
	Dreyfus Strategic Municipal Bond Fund, Inc. (b)	12,552	80,333
	Dreyfus Strategic Municipals, Inc.	2,810	18,377
	DTF Tax-Free Income, Inc. (b)	2,599	32,721
	DWS Municipal Income Trust (b)	3,979	37,840
	Federated Premier Intermediate Municipal Income Fund	3,500	37,800
	MBIA Capital/Claymore Managed Duration Investment Grade Municipal Fund	3,257	32,733
	MFS Investment Grade Municipal Trust	3,305	23,796
	Morgan Stanley California Insured Municipal Income Trust	710	8,037
	Morgan Stanley California Quality Municipal Securities	325	3,237
	Morgan Stanley Insured Municipal Income Trust	2,140	25,530
	Morgan Stanley Insured Municipal Trust (b)	8,800	102,080
	Morgan Stanley Quality Municipal Securities	1,691	19,024
	Neuberger Berman California Intermediate Municipal Fund, Inc. (b)	775	8,990
	Neuberger Berman Intermediate Municipal Fund, Inc. (b)	5,490	66,209
	Nuveen California Dividend Advantage Municipal Fund	1,859	19,445
	Nuveen California Dividend Advantage Municipal Fund II	3,197	34,719
	Nuveen California Investment Quality Municipal Fund	2,754	29,688
	Nuveen California Municipal Market Opportunity Fund	950	10,070
	Nuveen California Performance Plus Municipal Fund, Inc.	1,047	11,056
	Nuveen California Quality Income Municipal Fund	291	3,349
	Nuveen California Select Quality Municipal Fund	2,731	28,594
	Nuveen Dividend Advantage Municipal Fund	3,255	36,782
	Nuveen Florida Investment Quality Municipal Fund (b)	5,437	58,556
	Nuveen Florida Quality Income Municipal Fund (b)	7,558	84,801
	Nuveen Georgia Premium Income Municipal Fund	500	5,745
	Nuveen Insured California Dividend Advantage Municipal Fund	669	7,694

See accompanying notes to schedule of investments.

YIELDQUEST LOW DURATION TAX-EXEMPT BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	January 31, 2009

% of
Net Assets	Description	Shares	Value

	Municipal Closed-End Funds (Continued)
	Nuveen Insured Dividend Advantage Municipal Fund	1,636	$20,483
	Nuveen Insured Florida Premium Income Municipal Fund	2,699	31,929
	Nuveen Insured Florida Tax-Free Advantage Municipal Fund	500	5,680
	Nuveen Insured Municipal Opportunity Fund, Inc.	2,363	27,647
	Nuveen Insured New York Premium Income Municipal Fund	1,183	13,664
	Nuveen Insured Premium Income Municipal Fund II	500	5,265
	Nuveen Maryland Premium Income Municipal Fund	1,150	13,064
	Nuveen Michigan Premium Income Municipal Fund	292	3,098
	Nuveen Michigan Quality Income Municipal Fund (b)	7,200	79,560
	Nuveen Municipal Market Opportunity Fund	3,710	42,813
	Nuveen New Jersey Investment Quality Municipal Fund	4,983	54,315
	Nuveen New York Dividend Advantage Municipal Fund	2,301	26,669
	Nuveen New York Dividend Advantage Municipal Fund II	1,007	11,127
	Nuveen New York Investment Quality Municipal Fund	6,759	77,526
	Nuveen New York Performance Plus Municipal Fund	2,350	27,519
	Nuveen New York Quality Income Municipal Fund	2,765	31,023
	Nuveen New York Select Quality Municipal Fund	6,187	70,903
	Nuveen Ohio Quality Income Municipal Fund	500	6,700
	Nuveen Pennsylvania Investment Quality Municipal Fund	600	6,570
	Nuveen Pennsylvania Premium Income Municipal Fund II (b)	4,074	41,066
	Nuveen Performance Plus Municipal Fund (b)	1,935	23,549
	Nuveen Premier Insured Municipal Income Fund, Inc. (b)	6,263	76,910
	Nuveen Quality Income Municipal Fund	726	8,864
	Pioneer Municipal High Income Trust	7,126	71,545
	Western Asset Intermediate Municipal Fund, Inc. (b)	2,253	18,339
	Western Asset Municipal Partners Fund, Inc. (b)	3,388	37,099

			1,914,634

5.21%	Municipal Exchange Traded Funds
	PowerShares Insured National Municipal Bond Portfolio (b)	5,701	122,514
	SPDR Barclays Municipal Bond ETF (b)	9,785	215,270

			337,784

3.20%	Taxable Fixed Income Closed-End Funds
	BlackRock Income Trust (b)	11,849	72,871
	DWS Strategic Income Trust	755	6,463
	Eaton Vance Limited Duration Income Fund	1,227	13,460
	Eaton Vance Short Duration Diversified Income Fund	1,628	20,952
	Evergreen Multi-Sector Income Fund	1,543	17,297
	Global Income & Currency Fund	867	12,485
	MFS Charter Income Trust	1,206	9,166
	MFS Intermediate Income Trust (b)	2,031	12,755
	MFS Multimarket Income Trust	1,375	7,178
	Nuveen Global Government Enhanced Income Fund	794	13,244
	Nuveen Multi-Currency Short-Term Government Income Fund	1,650	21,813

			207,684

1.68%	Taxable Fixed Income Exchange Traded Funds
	iShares Barclays MBS Bond Fund	116	12,149
	iShares S&P U.S. Preferred Stock Index Fund	3,750	96,750

			108,899

	Total Exchange Traded/Closed-End Funds
	(Cost $2,486,312)		2,695,702

See accompanying notes to schedule of investments.

YIELDQUEST LOW DURATION TAX-EXEMPT BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	January 31, 2009

% of
Net Assets	Description	Contracts	Value

0.82%	PURCHASED OPTIONS (d)
	CBOE SPX Volatility Index:
	02/18/2009, Call @ $65	35	$3,325
	02/18/2009, Call @ $50	60	18,900
	02/18/2009, Call @ $55	75	15,375
	02/18/2009, Call @ $60	92	11,960
	02/18/2009, Call @ $45	7	3,290

	Total Purchased Options
	(Cost $70,701)		52,850

		Shares

0.57%	SHORT-TERM INVESTMENT
	Dreyfus Tax Exempt Cash Management Fund, 0.75% (e)	36,810	36,810

	Total Short-Term Investment
	(Cost $36,810)		36,810

101.72%	Total Investments
	(Cost $6,304,890)		6,594,174

(1.72%)	Net other assets (liabilities)		(111,260)

100.00%	NET ASSETS		$6,482,914

(a)	All or a portion of the security is pledged as collateral for securities sold short.
(b)	All or a portion of the security is segregated in connection with forward currency and futures contracts.
(c)	Variable rate security.
(d)	Non-income producing securities.
(e)	Rate represents effective yield.
AMBAC	Insured by American Municipal Bond Assurance Corp.
CBOE	Chicago Board Options Exchange
COP	Certificate of Participation
ETM	Escrowed to Maturity
FGIC	Insured by Financial Guaranty Insurance Co.
FSA	Insured by Financial Security Assurance
GO	General Obligation
MBIA	Insured by Municipal Bond Insurance Organization Association
SPX	S&P 500 Index

	At January 31, 2009, the gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

	Unrealized Appreciation		$345,209
	Unrealized Depreciation		(55,925)

	Net Unrealized Appreciation		$289,284

		Principal

3.27%	EXCHANGE TRADED/CLOSED-END FUNDS SOLD SHORT
	iShares Barclays Aggregate Bond Fund	$(1,135)	$(115,884)
	iShares Lehman 20+ Year Treasury Bond Fund	(928)	(96,280)

	Total Exchange Traded/Closed-End Funds Sold Short
	(Proceeds $(199,747))		$(212,164)

See accompanying notes to schedule of investments.

YIELDQUEST LOW DURATION TAX-EXEMPT BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	January 31, 2009

				Unrealized
	Local Currency	Market Value	Settlement Date	Gain (Loss)

FOREIGN CURRENCY
To Buy:
British Sterling Pound	27,526	$39,887	02/06/2009	$608
European Euro	21,023	26,915	02/06/2009	(318)

				290

To Sell:
European Euro	21,023	26,915	02/06/2009	1,697
Japanese Yen	4,319,720	48,091	02/06/2009	(382)

				1,315

Total Net Unrealized Gain (Loss) on open Forward Foreign Currency Contracts				$1,605

		Notional	Unrealized
	Contracts	Value	Gain/(Loss)

FUTURES CONTRACTS SOLD SHORT
U.S. 2 Year Note, expires 03/31/2009	5	$1,088,125	$(3,726)
U.S. 5 Year Note, expires 03/31/2009	3	354,516	720
U.S. 10 Year Note, expires 03/20/2009	2	245,344	(719)
U.S. Long Bond, expires 03/20/2009	2	253,406	9,961

			6,236

Total			$6,236

Underlying Instrument	Notional Amount	Buy/Sell Protection	Pay/Receive Fixed Rate	Expiration Date	Unrealized Gain/(Loss)

CREDIT DEFAULT SWAPS
ABX Home Equity AA Index,
Series 2007-1	$20,000	Sell	0.150%	08/25/2037	$(3,836)
CDX North American Investment
Grade, Series 11	950,000	Sell	1.500%	12/20/2013	3,741

					$(95)

See accompanying notes to schedule of investments.

YIELDQUEST FUNDS
Notes to Schedule of Investments
January 31, 2009 (Unaudited)

1. Security Valuation - Portfolio securities and other assets for which market quotes are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales prices are reported, based on the quotes obtained from a quotation reporting system, established market makers, or pricing services. NASDAQ traded securities are valued at the NASDAQ Official Closing Price. Certain securities or investments for which daily market quotations are not readily available may be valued by YieldQuest Advisors, LLC (the “Advisor”), pursuant to guidelines established by the Board of Trustees of the Trust (the “Board”). Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange-traded options, futures contracts and options on futures contracts are valued at the settlement price determined by the applicable exchange. Securities for which market quotes are not readily available are valued at a fair value as determined in good faith by the Advisor. Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from independent pricing services.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at a fair value as determined in good faith by the Advisor, according to procedures approved by the Board. Fair value pricing may also be used if extraordinary events occur after the close of the relevant market but prior to the NYSE close. Fair value pricing requires subjective determinations about the value of a security. The Valuation Committee of the Board acts as a liaison between the full Board and the Advisor, with respect to the fair value pricing of securities held in the Funds’ portfolios. The Valuation Committee is responsible for reviewing and approving the Advisor’s pricing methodology for any security that is fair value priced.

As a general principle, a “fair value” of a security is an amount that a Fund might reasonably expect to realize upon its current sale. There is no single standard for determining a fair value of a security. Rather, in determining a fair value of a security, the Advisor may take into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine a fair value of the security; (iv) the recommendation of the Portfolio Manager of the Fund with respect to the valuation of the security; (v) whether the same or similar securities are held by other funds managed by the Advisor or other funds and the method used to price the security in those funds; (vi) the extent to which a fair value to be determined for the security will result from the use of data or formula produced by third parties independent of the Advisor, and (vii) the liquidity or illiquidity of the market for the security.

On November 1, 2008 the Fund implemented Statement of Financial Accounting Standards No. 157 (“SFAS 157”), Fair Value Measurement, issued by the Fund Accounting Standards Board as of January 1, 2008. Under SFAS 157, the Fund is required to characterize its holdings as Level 1, Level 2 or Level 3 based upon the various inputs or methodologies used to value the holdings. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing the Funds’ holdings are not necessarily an indication of the risks associated with investing in those holdings. For example, money market holdings are valued using amortized cost in accordance with the rules under the 1940 Act. Generally, amortized cost approximates the current value of a holding, but since the value is not obtained from a quoted price in an active market, such holdings are reflected as Level 2. Foreign holdings that are fair valued with the assistance of a statistical research service (as described above), are reflected as Level 2.

YIELDQUEST FUNDS
Notes to Schedule of Investments
January 31, 2009 (Unaudited)
(Continued)

The following is a summary of the Funds’ holdings as of January 31, 2009, as categorized under the three-tier hierarchy of inputs defined in SFAS 157:

Funds	Total	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input

YieldQuest Core Equity
Investments in Securities	$9,712,633	$9,712,633	$—	$—
Other Financial Instruments*	(1,999,302)	(1,506,643)	(492,659)	—

Total	$7,713,331	$8,205,990	($492,659)	$—

YieldQuest Total Return Bond
Investments in Securities	$187,951,204	$122,397,375	$65,553,829	$—
Other Financial Instruments*	(28,206,727)	116,139	(28,322,866)	—

Total	$159,744,477	$122,513,514	$37,230,963	$—

YieldQuest Tax-Exempt Bond
Investments in Securities	$88,637,435	$37,651,211	$50,986,224	$—
Other Financial Instruments*	(15,998,167)	(84,628)	(15,913,539)	—

Total	$72,639,268	$37,566,583	$35,072,685	$—

YieldQuest Flexible Income
Investments in Securities	$11,367,583	$8,890,188	$2,477,395	$—
Other Financial Instruments*	(2,580,615)	15,269	(2,595,884)	—

Total	$8,786,968	$8,905,457	($118,489)	$—

YieldQuest Low Duration Bond
Investments in Securities	$14,448,841	$13,070,947	1,377,894	$—
Other Financial Instruments*	(26,274)	4,386	(30,660)	—

Total	$14,422,567	$13,075,333	$1,347,234	$—

YieldQuest Low Tax-Exempt Bond
Investments in Securities	$6,594,174	$2,900,601	$3,693,573	$—
Other Financial Instruments*	($204,418)	($205,928)	1,510	—

Total	$6,389,756	$2,694,673	$3,695,083	$—

* Other financial instruments include securities sold short and derivative instruments (if any), such as futures, forwards and swap contracts, that are not reflected in the Schedule of Investments. Securities sold short are valued at market value; futures, forwards, and swap contracts are valued at the unrealized appreciation/depreciation on the instrument.

YIELDQUEST FUNDS
Notes to Schedule of Investments
January 31, 2009 (Unaudited)
(Continued)

2. New Accounting Pronouncements - In March 2008, the FASB issued the Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about each Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on each Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on each Fund’s financial statements and related disclosures.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	YieldQuest Funds Trust

By (Signature and Title)*	/s/ Jay K. Chitnis

Jay K. Chitnis, President (principal executive officer)

Date March 24, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jay K. Chitnis

Jay K. Chitnis, President (principal executive officer)

Date March 24, 2009

By (Signature and Title)*	/s/ David Summers

David Summers, Treasurer and Secretary (principal financial officer)

Date March 24, 2009

*  Print the name and title of each signing officer under his or her signature.